--------------------------------------------------------------------------------

                                                 120 BROADWAY, NEW YORK, NY 10271
 LEBENTHAL                                                           212-425-6116
 FUNDS, INC.                                 OUTSIDE NYC TOLL FREE 1-800-221-5822
                                                                WWW.LEBENTHAL.COM

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--------------------------------------------------------------------------------

Dear Shareholders:

The past year was filled with conflicting themes and directions for fixed-income investors. While our country and world search for peace, the threat of war and terrorism are a constant reminder of how difficult the pursuit may be. While the nation yearns for an improvement in the economy, the population struggles with the continued erosion of confidence in those people and institutions that occupy positions of leadership. The lack of economic confidence has been further reinforced by the equity markets' continued decline.

Historically, one of Government's goals has been to improve the financial well-being of its citizenry. Throughout an economic downturn, this is done through increased spending on social programs. However, such government spending is always a balance between needed programs and the ability to pay for them. The changing economic landscape has shifted the political decisions from "what programs to add?" to "what programs to cut?" and "what is the appropriate tax policy given our economic conditions?" Though the Federal Government has the financial flexibility to operate with a budget deficit as long as the market is willing to finance them, deficit spending is not a viable option for state and local governments. These governmental entities are usually required to balance their books by year-end, forcing unpopular and controversial decisions. Prevailing interest rates on state and local obligations reflect the views of market participants regarding the likely outcome of these decisions.

Against this backdrop, we have maintained what we feel is a conservative and defensive management posture and portfolio strategy.

Immediately following September 11, 2001, the economy (weak prior to the terrorist attacks) fell into a state of financial shellshock. The Federal Reserve Board ("the Fed") dramatically lowered short-term interest rates to stimulate economic activity. By late winter, it appeared that the Fed's actions would be successful and the economy began to show signs of renewal. Longer-term interest rates rose as increased economic activity signaled a possible start to inflationary conditions. However, as winter turned to spring, the economic climate began to change; a new menace appeared to sap investors' confidence. Headlines of corporate corruption and abuses dominated the newspapers. The domestic and international equity markets plummeted.

In the fall of '02, the stock market staged a minor rebound and interest rates again began to climb. With stocks' stabilization, Wall Street believed that the worst of the economic slowdown was behind it. However, the Fed surprised (almost) everyone with an unexpected drop in short-term rates from 1.75% to 1.25%, causing angst among stock investors (betting on a recovering economy) and unbridled enthusiasm from bond investors. Bonds rallied as longer-term rates fell in sympathy with the Fed's cut.

As we close our reporting period, the economy still appears anemic. Initial reports show a slow holiday spending season for the consumer with durable goods lagging as well. As such, interest rates on long-term securities remain at historical lows.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Given the current global and economic environment, we believe that the Fed will be slow to increase short-term rates. Barraged by negative news from the financial media, and with the possibility of war on the horizon, the consumer is not spending robustly. Low rates appear to be one of the few things encouraging the consumer to purchase automobiles, homes, and other big ticket items. Mitigating our enjoyment of low rates is that we have seen the market quick to increase longer-term rates when it appears that inflation may return. While we do not see inflation as a significant probability, the market will continue to respond to any trace of higher prices.

At this writing, just prior to the end of the year, the first eleven months of 2002 have already set a new annual record for the issuance of municipal bonds -$327 billion. The prior issuance record was in 1993, when $292 billion of new municipal debt came to market. Interestingly, over half of the bonds issued in 1993 were to refund older, higher coupon debt. During 2002, only $85 billion, or 26%, retired old issues. Rather, the bulk of the supply funded new capital projects. We anticipate that next year will again see high issuance. State and local municipalities may issue bonds to complete the capital projects, providing immediate and much needed economic stimulus.

The market responded to an increased supply by making tax-free municipal bonds "cheap," on a historical basis, to government bonds. In 1993, it was common for a municipal bond to yield approximately 82% of an equivalent Treasury bond. For example, if the Treasury bond had a yield of 5%, the municipal bond would have yielded 4.1%. Today, some Aaa/AAA rated, insured, municipal bonds have a 100% (or more) equivalent yield to the Treasury bond.

In addition to reflecting the record municipal supply, these spreads reflect the concern about the credit quality of some municipalities. While certain states, such as California, have been receiving the bulk of the negative publicity about their financial plight, almost all state and local governments are grappling with how to balance their budgets. Tax collections have declined almost universally, as would be expected by a slowdown in economic activity. Furthermore, a significant drop in capital gains tax collections further accentuated this paucity of tax revenue. Realized gains from a turbo-charged stock market in the 1990s had been a major source of taxes for many states.

The market for taxable municipal bonds saw a contraction in yields relative to Treasury bonds, caused, in our opinion, from problems associated with corporate bonds. Buyers of taxable securities, looking for secure investments that offered higher rates than Treasuries, found that even "Aaa/AAA" rated corporate securities were subject to market price erosion. This price decline could be caused by balance sheet concerns, accounting fraud, scandalous behavior by corporate officers and several highly publicized bankruptcies. As we have written before, while there is no doubt that a municipality can have financial difficulty, investors rightly believe that a municipality (unlike a corporation) cannot simply disappear and auction off its assets to the highest bidder. A municipality must provide for the safety, well-being, and education of its residents. As a result of this permanence, many buyers who would traditionally buy corporate securities purchased taxable municipals. That pushed the price of taxable municipals up on a relative basis, while the prices of corporate securities declined.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Given the economic mixed signals and the volatile geopolitical environment, how have we positioned your portfolio? In a few ways, detailed below:

- We believe that rates will be stable or slightly lower in the immediate period ahead. There are many signs of weakness within the economy, enough for the Fed to pause before making any immediate changes in policy. However, we feel that when the economy begins to signal expansion and potential inflation, interest rates will move upward quickly. While a return to the high interest rates seen years ago is not expected, it will be enough to cause (particularly new) bond investors to pay attention.

- To remain conservative, we continue to favor higher quality bonds. Because of the substantial pressure on state and local budgets, we believe there is still not enough "risk premium" in the lower quality instruments to warrant investment.

- Structurally, we will continue to invest in bonds with defensive characteristics. We view buying bonds with premiums or slight discounts to be favorable to purchasing bonds with substantial discounts. We feel that this will allow us to maintain a positive relative value during uncertain times.

We believe these approaches provide the best opportunity to capture higher rates and/or wider spreads, as appropriate, in the near future.

Performance:

Lebenthal New York Class A Municipal Bond Fund: For the twelve months ended November 30, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #69 out of 99 peer funds with a return of 4.93%. For the three years ended November 30, our fund came in #7 of 90 with a cumulative return of 26.31%. For the five years ended November 30, our fund came in #15 of 79 cumulative return of 29.56%.

Lebenthal New York Class B Municipal Bond Fund: For the twelve months ended November 30, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #88 of 99 peer funds with a return of 4.29%. For the three years ended November 30, the fund was ranked #24 of 90 with a cumulative return of 23.76%.

Lebenthal New Jersey Municipal Bond Fund: For the twelve months ended
November 30, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #17 out of 52 peer funds with a return of 5.31%. For the three years ended November 30, the fund was ranked #2 of 50 with a cumulative return 24.62%. For the five years ended November 30, the fund was ranked #11 of 47 with a cumulative return 28.16%.

Lebenthal Taxable Municipal Bond Fund: For the twelve months ended November 30, Lipper Analytical Services, Inc. ("Lipper") ranked the fund #1 out of 189 with a return of 10.37%. For the three years ended November 30, the fund was ranked #1 of 155 with a cumulative return 38.80%. For the five years ended November 30, the fund was ranked #1 of 123 with a cumulative return 46.17%.

Fees waived by Lebenthal New Jersey and Lebenthal Taxable Municipal Bond Funds may have had a material effect on the total return figures. The above total returns as provided by Lipper are historical and do not include any sales charges. If the full sales charge of 4.5%, or the full contingent deferred sales charge of 5% for the New York "B" shares were to be taken into consideration, assuming reinvestment of dividends and capital gains, the cumulative total returns for the funds would be as follows:

Lebenthal New York Municipal Bond Fund "A" Shares: One year 0.22%, three years 21.17%, five years 24.38%, and ten years 80.47%.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Lebenthal New York Class B Municipal Bond Fund: One year (-0.66%), and three years 21.31%.

Lebenthal New Jersey Municipal Bond Fund: One year 0.63%, three years 19.32%, and five years 22.90%.

Lebenthal Taxable Municipal Bond Fund: One year 5.43%, three years 33.32%, and five years 40.44%.

Please note the past performance is no guarantee of future results. No assurance can be given that the funds will achieve their objectives. Share price and investment return will fluctuate and on the day that you sell, the value of your shares may be more or less than the original investment.

The information and statistics included herein are not guaranteed. They have been obtained from reliable sources and are believed to be accurate.

We thank you for the opportunity to be of service to you.

/s/ Gregory W. Seale

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND - CLASS A
PERFORMANCE COMPARISON CHART
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The following chart compares the performance of Lebenthal New York Municipal Bond Fund - Class A (with and without the 4.5% sales load), for the one year, five year, ten year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.
                Lebenthal New York Municipal Bond Fund - Class A
                          Performance Comparison Chart

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            LEHMAN   WITH LOAD    WITHOUT
                                    LOAD
6/24/1991   $10,000     $9,550       $10,000
8/31/1991   $10,102     $9,577       $10,028
9/30/1991   $10,233     $9,643       $10,098
10/31/1991  $10,325     $9,765       $10,225
11/30/1991  $10,354     $9,751       $10,210
12/31/1991  $10,577    $10,017       $10,489
1/31/1992   $10,601     $9,913       $10,380
2/29/1992   $10,604     $9,982       $10,452
3/31/1992   $10,609    $10,018       $10,490
4/30/1992   $10,703    $10,117       $10,594
5/31/1992   $10,829    $10,310       $10,796
6/30/1992   $11,011    $10,561       $11,059
7/31/1992   $11,342    $10,996       $11,514
8/31/1992   $11,231    $10,750       $11,257
9/30/1992   $11,304    $10,778       $11,285
10/31/1992  $11,193    $10,557       $11,055
11/30/1992  $11,393    $10,891       $11,404
12/31/1992  $11,509    $11,026       $11,545
1/31/1993   $11,643    $11,156       $11,682
2/28/1993   $12,064    $11,655       $12,204
3/31/1993   $11,936    $11,526       $12,069
4/30/1993   $12,057    $11,683       $12,233
5/31/1993   $12,125    $11,764       $12,318
6/30/1993   $12,327    $11,955       $12,518
7/31/1993   $12,343    $11,978       $12,542
8/31/1993   $12,600    $12,283       $12,862
9/30/1993   $12,743    $12,425       $13,010
10/31/1993  $12,768    $12,435       $13,021
11/30/1993  $12,655    $12,262       $12,840
12/31/1993  $12,922    $12,534       $13,125
1/31/1994   $13,070    $12,678       $13,276
2/28/1994   $12,731    $12,327       $12,908
3/31/1994   $12,213    $11,659       $12,208
4/30/1994   $12,316    $11,653       $12,202
5/31/1994   $12,423    $11,801       $12,357
6/30/1994   $12,347    $11,709       $12,261
7/31/1994   $12,573    $11,987       $12,552
8/31/1994   $12,617    $12,028       $12,595
9/30/1994   $12,432    $11,751       $12,305
10/31/1994  $12,211    $11,404       $11,941
11/30/1994  $11,990    $11,074       $11,595
12/31/1994  $12,254    $11,441       $11,980
1/31/1995   $12,604    $11,957       $12,521
2/28/1995   $12,971    $12,376       $12,959
3/31/1995   $13,120    $12,478       $13,066
4/30/1995   $13,136    $12,526       $13,116
5/31/1995   $13,555    $12,968       $13,579
6/30/1995   $13,437    $12,915       $13,524
7/31/1995   $13,565    $12,906       $13,515
8/31/1995   $13,737    $13,086       $13,703
9/30/1995   $13,824    $13,166       $13,786
10/31/1995  $14,024    $13,394       $14,026
11/30/1995  $14,257    $13,729       $14,376
12/31/1995  $14,394    $13,872       $14,526
1/31/1996   $14,503    $13,962       $14,620
2/29/1996   $14,405    $13,907       $14,563
3/31/1996   $14,220    $13,664       $14,313
4/30/1996   $14,181    $13,589       $14,234
5/31/1996   $14,175    $13,610       $14,256
6/30/1996   $14,329    $13,830       $14,486
7/31/1996   $14,460    $13,981       $14,645
8/31/1996   $14,457    $14,001       $14,666
9/30/1996   $14,659    $14,242       $14,918
10/31/1996  $14,825    $14,375       $15,057
11/30/1996  $15,096    $14,548       $15,238
12/31/1996  $15,033    $14,498       $15,187
1/31/1997   $15,061    $14,472       $15,159
2/28/1997   $15,200    $14,611       $15,305
3/31/1997   $14,998    $14,450       $15,136
4/30/1997   $15,124    $14,592       $15,285
5/31/1997   $15,351    $14,784       $15,486
6/30/1997   $15,515    $14,924       $15,633
7/31/1997   $15,945    $15,474       $16,208
8/31/1997   $15,795    $15,370       $16,099
9/30/1997   $15,983    $15,524       $16,262
10/31/1997  $16,085    $15,649       $16,392
11/30/1997  $16,180    $15,748       $16,496
12/31/1997  $16,416    $15,982       $16,741
1/31/1998   $16,585    $16,202       $16,971
2/28/1998   $16,590    $16,207       $16,976
3/31/1998   $16,605    $16,238       $17,009
4/30/1998   $16,530    $16,170       $16,938
5/31/1998   $16,792    $16,434       $17,214
6/30/1998   $16,857    $16,541       $17,326
7/31/1998   $16,899    $16,590       $17,378
8/31/1998   $17,161    $16,857       $17,657
9/30/1998   $17,376    $17,074       $17,831
10/31/1998  $17,320    $16,999       $17,800
11/30/1998  $17,408    $17,077       $17,882
12/31/1998  $17,452    $17,064       $17,868
1/31/1999   $17,660    $17,219       $18,030
2/28/1999   $17,582    $17,227       $18,039
3/31/1999   $17,606    $17,298       $18,113
4/30/1999   $17,650    $17,397       $18,216
5/31/1999   $17,548    $17,278       $18,093
6/30/1999   $17,295    $17,163       $17,971
7/31/1999   $17,358    $17,202       $18,013
8/31/1999   $17,219    $17,073       $17,878
9/30/1999   $17,226    $17,071       $17,876
10/31/1999  $17,040    $16,764       $17,554
11/30/1999  $17,220    $16,759       $17,549
12/31/1999  $17,091    $16,642       $17,426
1/31/2000   $17,018    $16,617       $17,400
2/29/2000   $17,215    $17,036       $17,838
3/31/2000   $17,592    $17,460       $18,282
4/30/2000   $17,488    $17,406       $18,226
5/31/2000   $17,397    $17,381       $18,200
6/30/2000   $17,858    $17,906       $18,750
7/31/2000   $18,107    $18,248       $19,108
8/31/2000   $18,385    $18,593       $19,469
9/30/2000   $18,290    $18,586       $19,461
10/31/2000  $18,489    $18,744       $19,627
11/30/2000  $18,630    $18,997       $19,892
12/31/2000  $19,090    $19,642       $20,567
1/31/2001   $19,279    $19,904       $20,842
2/28/2001   $19,341    $20,122       $21,070
3/31/2001   $21,081    $20,315       $21,272
4/30/2001   $20,854    $20,186       $21,137
5/31/2001   $21,079    $20,430       $21,393
6/30/2001   $21,220    $20,650       $21,623
7/31/2001   $21,534    $21,098       $22,092
8/31/2001   $21,889    $21,558       $22,574
9/30/2001   $21,815    $21,446       $22,457
10/31/2001  $22,074    $21,721       $22,744
11/30/2001  $21,889    $21,682       $22,703
12/31/2001  $21,682    $21,430       $22,439
1/31/2002   $22,058    $21,869       $22,900
2/28/2002   $22,324    $22,256       $23,305
3/31/2002   $21,886    $21,815       $22,843
4/30/2002   $22,314    $22,125       $23,167
5/31/2002   $22,450    $22,299       $23,350
6/30/2002   $22,687    $22,556       $23,619
7/31/2002   $22,979    $22,896       $23,975
8/31/2002   $23,255    $23,343       $24,443
9/30/2002   $23,765    $24,041       $25,173
10/31/2002  $23,371    $23,595       $24,707
11/30/2002  $23,274    $23,520       $24,628

                                                                   AVERAGE ANNUAL
                                                                  TOTAL RETURN SINCE
                                           ONE    FIVE    TEN     COMMENCEMENT OF OPERATIONS
                                           YEAR   YEAR   YEAR       JUNE 24, 1991
          Lebenthal New York - Class A
            Municipal Bond Fund:
            with sales load                 0.22%  4.46%  6.08%                5.07%
            without sales load              4.93%  5.42%  6.58%                5.50%
          Lehman Index                      6.32%  7.54%  7.40%                7.66%

          Past performance is not predictive of future performance. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND - CLASS B
PERFORMANCE COMPARISON CHART
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The following chart compares the performance of Lebenthal New York Municipal Bond Fund - Class B (with and without the 5% back end contingent deferred sales load), for the one year, five year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.
                Lebenthal New York Municipal Bond Fund - Class B
                          Performance Comparison Chart

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          LEHMAN   WITH LOAD    WITHOUT
                                  LOAD
12/3/97   $10,000    $10,000       $10,000
12/31/97  $10,146     $9,536       $10,036
1/31/98   $10,251     $9,646       $10,152
2/28/98   $10,254     $9,654       $10,160
3/31/98   $10,263     $9,650       $10,156
4/30/98   $10,217     $9,603       $10,106
5/31/98   $10,378     $9,754       $10,266
6/30/98   $10,419     $9,823       $10,339
7/31/98   $10,445     $9,833       $10,349
8/31/98   $10,606     $9,984       $10,508
9/30/98   $10,739    $10,101       $10,630
10/31/98  $10,705    $10,076       $10,604
11/30/98  $10,759    $10,120       $10,650
12/31/98  $10,786    $10,121       $10,652
1/31/99   $10,915    $10,215       $10,750
2/28/99   $10,866    $10,197       $10,732
3/31/99   $10,882    $10,229       $10,765
4/30/99   $10,909    $10,275       $10,814
5/31/99   $10,846    $10,199       $10,734
6/30/99   $10,689    $10,125       $10,656
7/31/99   $10,728    $10,136       $10,668
8/31/99   $10,642    $10,035       $10,562
9/30/99   $10,646    $10,023       $10,548
10/31/99  $10,531     $9,844       $10,361
11/30/99  $10,643     $9,818       $10,333
12/31/99  $10,563     $9,739       $10,249
1/31/00   $10,518     $9,727       $10,237
2/29/00   $10,640     $9,949       $10,470
3/31/00   $10,873    $10,186       $10,721
4/30/00   $10,809    $10,157       $10,690
5/31/00   $10,752    $10,132       $10,663
6/30/00   $11,037    $10,426       $10,973
7/31/00   $11,191    $10,614       $11,171
8/31/00   $11,363    $10,791       $11,357
9/30/00   $11,304    $10,791       $11,357
10/31/00  $11,427    $10,874       $11,445
11/30/00  $11,514    $10,999       $11,576
12/31/00  $11,799    $11,379       $11,976
1/31/01   $11,915    $11,524       $12,128
2/28/01   $11,953    $11,626       $12,236
3/31/01   $13,029    $11,738       $12,354
4/30/01   $12,889    $11,634       $12,244
5/31/01   $13,028    $11,777       $12,394
6/30/01   $13,115    $11,890       $12,514
7/31/01   $13,309    $12,135       $12,771
8/31/01   $13,529    $12,384       $13,033
9/30/01   $13,483    $12,292       $12,936
10/31/01  $13,643    $12,436       $13,088
11/30/01  $13,529    $12,401       $13,051
12/31/01  $13,401    $12,259       $12,902
1/31/02   $13,633    $12,497       $13,152
2/28/02   $13,797    $12,704       $13,371
3/31/02   $13,527    $12,440       $13,092
4/30/02   $13,791    $12,603       $13,264
5/31/02   $13,875    $12,689       $13,355
6/30/02   $14,022    $12,807       $13,479
7/31/02   $14,202    $13,003       $13,684
8/31/02   $14,373    $13,246       $13,941
9/30/02   $14,688    $13,633       $14,348
10/31/02  $14,444    $13,373       $14,074
11/30/02  $14,384    $13,318       $14,016

                                                    AVERAGE ANNUAL
                                                   TOTAL RETURN SINCE
                                           ONE     COMMENCEMENT OF OPERATIONS
                                          YEAR     DECEMBER 3, 1997
          Lebenthal New York - Class B
            Municipal Bond Fund:
            with sales load               (0.66%)               4.35%
            without sales load             4.34%                4.52%
          Lehman Index                     6.32%                7.55%

          Past performance is not predictive of future performance. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The following chart compares the performance of Lebenthal New Jersey Municipal Bond Fund (with and without the 4.5% sales load), for the one year, five year and since inception periods, against the Lehman Brothers Municipal Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges, and does not reflect state-specific bond market performance.

                    Lebenthal New Jersey Municipal Bond Fund
                          Performance Comparison Chart

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          LEHMAN   WITH LOAD    WITHOUT
                                  LOAD
12/1/93   $10,000     $9,550       $10,000
12/31/93  $10,211     $9,688       $10,148
1/31/94   $10,328     $9,824       $10,290
2/28/94   $10,060     $9,398        $9,844
3/31/94    $9,651     $8,762        $9,178
4/30/94    $9,732     $8,757        $9,173
5/31/94    $9,817     $8,892        $9,314
6/30/94    $9,757     $8,790        $9,207
7/31/94    $9,936     $8,959        $9,385
8/31/94    $9,970     $8,984        $9,411
9/30/94    $9,824     $8,776        $9,193
10/31/94   $9,649     $8,511        $8,915
11/30/94   $9,475     $8,301        $8,695
12/31/94   $9,683     $8,558        $8,964
1/31/95    $9,960     $8,768        $9,185
2/28/95   $10,250     $9,007        $9,435
3/31/95   $10,368     $9,089        $9,521
4/30/95   $10,380     $9,105        $9,537
5/31/95   $10,711     $9,391        $9,837
6/30/95   $10,618     $9,291        $9,732
7/31/95   $10,719     $9,361        $9,806
8/31/95   $10,855     $9,495        $9,946
9/30/95   $10,924     $9,541        $9,994
10/31/95  $11,082     $9,718       $10,179
11/30/95  $11,266     $9,926       $10,398
12/31/95  $11,374    $10,032       $10,508
1/31/96   $11,460    $10,137       $10,618
2/29/96   $11,382    $10,088       $10,567
3/31/96   $11,237     $9,863       $10,331
4/30/96   $11,205     $9,839       $10,307
5/31/96   $11,201     $9,881       $10,351
6/30/96   $11,323     $9,974       $10,447
7/31/96   $11,426    $10,113       $10,593
8/31/96   $11,424    $10,140       $10,622
9/30/96   $11,584    $10,294       $10,783
10/31/96  $11,714    $10,372       $10,864
11/30/96  $11,929    $10,510       $11,009
12/31/96  $11,879    $10,510       $11,009
1/31/97   $11,901    $10,510       $11,010
2/28/97   $12,011    $10,621       $11,125
3/31/97   $11,851    $10,489       $10,988
4/30/97   $11,951    $10,602       $11,105
5/31/97   $12,130    $10,775       $11,287
6/30/97   $12,260    $10,883       $11,405
7/31/97   $12,599    $11,243       $11,777
8/31/97   $12,481    $11,143       $11,676
9/30/97   $12,629    $11,267       $11,808
10/31/97  $12,710    $11,331       $11,871
11/30/97  $12,785    $11,441       $11,989
12/31/97  $12,972    $11,619       $12,174
1/31/98   $13,105    $11,802       $12,327
2/28/98   $13,109    $11,781       $12,311
3/31/98   $13,121    $11,747       $12,274
4/30/98   $13,062    $11,694       $12,216
5/31/98   $13,268    $11,911       $12,442
6/30/98   $13,320    $11,993       $12,528
7/31/98   $13,354    $12,009       $12,543
8/31/98   $13,560    $12,212       $12,755
9/30/98   $13,730    $12,385       $12,932
10/31/98  $13,686    $12,320       $12,955
11/30/98  $13,756    $12,390       $13,028
12/31/98  $13,790    $12,395       $13,033
1/31/99   $13,954    $12,565       $13,212
2/28/99   $13,893    $12,557       $13,204
3/31/99   $13,912    $12,583       $13,232
4/30/99   $13,947    $12,649       $13,300
5/31/99   $13,866    $12,574       $13,222
6/30/99   $13,667    $12,433       $13,074
7/31/99   $13,716    $12,466       $13,108
8/31/99   $13,606    $12,319       $12,953
9/30/99   $13,612    $12,241       $12,872
10/31/99  $13,465    $12,034       $12,654
11/30/99  $13,607    $12,141       $12,767
12/31/99  $13,505    $12,042       $12,662
1/31/00   $13,447    $12,059       $12,680
2/29/00   $13,603    $12,302       $12,936
3/31/00   $13,901    $12,545       $13,191
4/30/00   $13,819    $12,522       $13,167
5/31/00   $13,747    $12,541       $13,187
6/30/00   $14,111    $12,948       $13,615
7/31/00   $14,308    $13,202       $13,882
8/31/00   $14,528    $13,419       $14,110
9/30/00   $14,452    $13,356       $14,043
10/31/00  $14,610    $13,472       $14,166
11/30/00  $14,721    $13,672       $14,377
12/31/00  $15,085    $14,072       $14,797
1/31/01   $15,234    $14,266       $15,001
2/28/01   $15,283    $14,458       $15,203
3/31/01   $16,658    $14,580       $15,331
4/30/01   $16,478    $14,550       $15,299
5/31/01   $16,656    $14,671       $15,426
6/30/01   $16,768    $14,687       $15,443
7/31/01   $17,016    $14,931       $15,700
8/31/01   $17,297    $15,197       $15,979
9/30/01   $17,238    $15,112       $15,891
10/31/01  $17,443    $15,315       $16,104
11/30/01  $17,296    $15,259       $16,045
12/31/01  $17,133    $15,160       $15,941
1/31/02   $17,430    $15,479       $16,276
2/28/02   $17,640    $15,643       $16,449
3/31/02   $17,294    $15,363       $16,154
4/30/02   $17,632    $15,621       $16,426
5/31/02   $17,740    $15,812       $16,626
6/30/02   $17,927    $15,979       $16,802
7/31/02   $18,158    $16,214       $17,049
8/31/02   $18,376    $16,404       $17,249
9/30/02   $18,779    $16,783       $17,648
10/31/02  $18,467    $16,628       $17,485
11/30/02  $18,391    $16,591       $17,445

                                                           AVERAGE ANNUAL
                                                          TOTAL RETURN SINCE
                                           ONE   FIVE     COMMENCEMENT OF OPERATIONS
                                          YEAR   YEAR     DECEMBER 1, 1993
          Lebenthal New Jersey
            Municipal Bond Fund:
            with sales load                0.63%  4.21%                4.61%
            without sales load             5.39%  5.18%                5.15%
          Lehman Index                     6.32%  7.54%                7.00%

          Past performance is not predictive of future performance. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
PERFORMANCE COMPARISON CHART
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The following chart compares the performance of Lebenthal Taxable Municipal Bond Fund (with and without the 4.5% sales load), for the one year, five year and since inception periods, against the Lehman Brothers Municipal Long Corporate Bond Index (Lehman Index) for the same time periods. It is important to keep in mind that the Lehman Index excludes the effects of any fees or sales charges.
                     Lebenthal Taxable Municipal Bond Fund
                          Performance Comparison Chart

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            LEHMAN   WITH LOAD    WITHOUT
                                    LOAD
12/1/1993   $10,000     $9,550       $10,000
12/31/1993  $10,059     $9,711       $10,172
1/31/1994   $10,254     $9,744       $10,206
2/28/1994   $10,012     $9,745       $10,208
3/31/1994    $9,705     $9,493        $9,944
4/30/1994    $9,612     $9,385        $9,831
5/31/1994    $9,576     $9,305        $9,746
6/30/1994    $9,552     $9,242        $9,681
7/31/1994    $9,794     $9,318        $9,760
8/31/1994    $9,805     $9,241        $9,679
9/30/1994    $9,622     $9,225        $9,663
10/31/1994   $9,600     $9,198        $9,635
11/30/1994   $9,585     $8,990        $9,416
12/31/1994   $9,664     $9,210        $9,647
1/31/1995    $9,869     $9,294        $9,736
2/28/1995   $10,153     $9,582       $10,037
3/31/1995   $10,237     $9,659       $10,118
4/30/1995   $10,410     $9,810       $10,275
5/31/1995   $10,900    $10,116       $10,596
6/30/1995   $10,998    $10,251       $10,738
7/31/1995   $10,950    $10,285       $10,773
8/31/1995   $11,126    $10,409       $10,903
9/30/1995   $11,257    $10,663       $11,169
10/31/1995  $11,404    $10,897       $11,415
11/30/1995  $11,621    $11,112       $11,639
12/31/1995  $11,813    $11,284       $11,820
1/31/1996   $11,890    $11,392       $11,933
2/29/1996   $11,607    $11,088       $11,615
3/31/1996   $11,508    $11,012       $11,535
4/30/1996   $11,413    $10,853       $11,369
5/31/1996   $11,392    $10,834       $11,348
6/30/1996   $11,560    $10,919       $11,438
7/31/1996   $11,582    $10,946       $11,466
8/31/1996   $11,546    $10,944       $11,464
9/30/1996   $11,790    $11,166       $11,696
10/31/1996  $12,112    $11,392       $11,933
11/30/1996  $12,372    $11,685       $12,240
12/31/1996  $12,201    $11,562       $12,111
1/31/1997   $12,218    $11,551       $12,099
2/28/1997   $12,269    $11,602       $12,153
3/31/1997   $12,078    $11,433       $11,976
4/30/1997   $12,261    $11,610       $12,162
5/31/1997   $12,400    $11,727       $12,284
6/30/1997   $12,576    $11,991       $12,560
7/31/1997   $13,036    $12,526       $13,121
8/31/1997   $12,843    $12,299       $12,883
9/30/1997   $13,068    $12,560       $13,156
10/31/1997  $13,234    $12,864       $13,475
11/30/1997  $13,308    $12,963       $13,578
12/31/1997  $13,449    $13,159       $13,784
1/31/1998   $13,609    $13,495       $14,136
2/28/1998   $13,605    $13,439       $14,077
3/31/1998   $13,656    $13,478       $14,118
4/30/1998   $13,742    $13,533       $14,175
5/31/1998   $13,905    $13,718       $14,369
6/30/1998   $14,008    $13,974       $14,638
7/31/1998   $13,995    $13,975       $14,639
8/31/1998   $14,061    $14,366       $15,048
9/30/1998   $14,517    $14,913       $15,564
10/31/1998  $14,293    $14,691       $15,383
11/30/1998  $14,562    $14,736       $15,430
12/31/1998  $14,604    $14,730       $15,424
1/31/1999   $14,749    $14,845       $15,544
2/28/1999   $14,399    $14,450       $15,131
3/31/1999   $14,501    $14,522       $15,206
4/30/1999   $14,544    $14,599       $15,287
5/31/1999   $14,349    $14,381       $15,059
6/30/1999   $14,274    $14,401       $15,080
7/31/1999   $14,196    $14,436       $15,116
8/31/1999   $14,161    $14,374       $15,051
9/30/1999   $14,316    $14,559       $15,245
10/31/1999  $14,382    $14,536       $15,221
11/30/1999  $14,397    $14,490       $15,172
12/31/1999  $14,321    $14,381       $15,059
1/31/2000   $14,271    $14,532       $15,217
2/29/2000   $14,404    $14,891       $15,592
3/31/2000   $14,526    $15,355       $16,079
4/30/2000   $14,398    $15,202       $15,918
5/31/2000   $14,345    $15,071       $15,781
6/30/2000   $14,705    $15,660       $16,398
7/31/2000   $14,883    $16,024       $16,779
8/31/2000   $15,077    $16,371       $17,143
9/30/2000   $15,156    $16,349       $17,119
10/31/2000  $15,172    $16,630       $17,413
11/30/2000  $15,369    $17,082       $17,887
12/31/2000  $15,667    $17,666       $18,498
1/31/2001   $16,096    $18,052       $18,903
2/28/2001   $16,236    $18,329       $19,193
3/31/2001   $16,337    $18,489       $19,360
4/30/2001   $16,278    $18,310       $19,173
5/31/2001   $16,428    $18,507       $19,379
6/30/2001   $16,512    $18,780       $19,665
7/31/2001   $16,943    $19,313       $20,223
8/31/2001   $17,170    $19,703       $20,632
9/30/2001   $17,144    $19,975       $20,916
10/31/2001  $17,569    $20,026       $20,970
11/30/2001  $17,416    $19,644       $20,570
12/31/2001  $17,267    $19,503       $20,422
1/31/2002   $17,528    $19,831       $20,765
2/28/2002   $17,635    $20,122       $21,070
3/31/2002   $17,141    $19,670       $20,597
4/30/2002   $17,340    $20,336       $21,294
5/31/2002   $17,559    $20,594       $21,565
6/30/2002   $17,420    $21,050       $22,042
7/31/2002   $17,126    $21,702       $22,725
8/31/2002   $17,958    $22,331       $23,383
9/30/2002   $18,303    $23,050       $24,136
10/31/2002  $17,842    $22,767       $23,840
11/30/2002  $18,415    $22,647       $23,714

                                                           AVERAGE ANNUAL
                                                          TOTAL RETURN SINCE
                                           ONE   FIVE     COMMENCEMENT OF OPERATIONS
                                          YEAR   YEAR     DECEMBER 1, 1993
          Lebenthal Taxable
            Municipal Bond Fund:
            with sales load                5.43%  7.03%                7.15%
            without sales load            10.36%  8.03%                7.70%
          Lehman Index                     5.74%  6.71%                7.02%

          Past performance is not predictive of future performance. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        RATINGS
                                                                   -----------------
   FACE                                             VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)         MOODY'S  & POOR'S
----------                                  ---------------------  -------  --------
MUNICIPAL BONDS (90.88%)
------------------------------------------------------------------------------------
$1,000,000  Chautauqua, New York Tobacco
            Asset Securitization
            Corporation, 6.75%,
            due 07/01/40                    $           1,078,100              A+
 1,000,000  Childrens Trust Fund, Tobacco
            Settlement, 5.50%,
            due 05/15/39                                  957,600    A1        A
 2,000,000  Dutchess County, New York IDA
            Civic Facility (Kaatsbaan
            International Dance Center),
            6.125%, due 11/01/29                        2,092,940              AA
   880,000  East Williston, New York Union
            Free School
            District-Series A, 5.00%,
            due 06/15/18                                  906,497    Aa2
 4,875,000  Erie County, New York Tobacco
            Asset Securitization
            Corporation-Series A, 6.25%,
            due 07/15/40                                5,102,662    A1        A
 3,250,000  Essex County, New York IDA
            Civic Facility (Moses
            Ludington Nursing Home), (FHA
            Insured), 6.375%,
            due 02/01/50                                3,589,040             AAA
 1,500,000  Long Island Power
            Authority-New York Electrical
            Systems Revenue-Series A,
            (MBIA Insured), 5.25%,
            due 12/01/26                                1,517,610    Aaa      AAA
 5,000,000  Long Island Power
            Authority-New York Electrical
            Systems Revenue-Series A
            (MBIA Insured), 5.00%,
            due 09/01/27                                4,957,550    Aaa      AAA
 1,800,000  Metropolitan Transportation
            Authority New York, 5.00%,
            due 11/15/28                                1,782,144    Aaa      AAA
   550,000  Metropolitan Transportation
            Authority New York-Series A,
            (FGIC Insured), 5.00%,
            due 11/15/31                                  543,351    Aaa      AAA
 1,000,000  Monroe County, New York IDA
            (Southview Towers Project),
            (SONYMA Insured), Subject to
            AMT, 6.25%, due 02/01/31                    1,091,600    Aa1
 7,730,000  Monroe County, New York
            Tobacco Asset Securitization
            Corporation, 6.375%,
            due 06/01/35                                8,168,446    A1        A
 6,000,000  Nassau County, New York
            Interim Finance
            Authority-Series A-2, (AMBAC
            Insured), 5.125%,
            due 11/15/21                                6,058,680    Aaa      AAA
 5,085,000  New York City Cultural
            Revenue, Museum of Modern
            Art-Series D, (AMBAC Insured),
            5.125%, due 07/01/31                        5,101,984    Aaa      AAA
 2,000,000  New York City Housing
            Development Corporation
            (Multifamily
            Housing)-Series E, (SONYMA
            Insured), 6.25%, due 05/01/36               2,119,260    Aa2       AA
 1,000,000  New York City Municipal Water
            Finance Authority, (Water and
            Sewer)-Series E, 5.00%,
            due 06/15/26                                  994,500    Aaa      AAA
 5,000,000  New York City Municipal Water
            Finance Authority, (Water and
            Sewer)-Series E, 5.125%,
            due 06/15/31                                5,009,200    Aa2       AA
   420,000  New York City Transitional
            Finance Authority-Series B,
            5.50%, due 02/01/17                           452,231    Aa2      AA+
   425,000  New York City Transitional
            Finance Authority-Series C,
            5.375%, due 02/01/18                          449,718    Aa2      AA+
   315,000  New York City Transitional
            Finance Authority-Series C,
            5.50%, due 11/01/29                           358,294    Aa2      AA+
 2,000,000  New York City Transitional
            Finance Authority-Series A,
            5.375%, due 02/15/23                        2,252,620    Aa2      AA+
   130,000  New York City Transitional
            Finance Authority-Series B,
            5.50%, due 02/01/17                           147,527    Aa2      AA+
   575,000  New York City Transitional
            Finance Authority-Series C,
            5.375%, due 02/01/18                          647,485    Aa2      AA+

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        RATINGS
                                                                   -----------------
   FACE                                             VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)         MOODY'S  & POOR'S
----------                                  ---------------------  -------  --------
$1,185,000  New York City Transitional
            Finance Authority-Series C,
            5.50%, due 11/01/29             $           1,347,866    Aa2      AA+
 2,300,000  New York Counties Tobacco
            Trust I, 6.50%, due 06/01/35                2,449,753    A1        A
 1,500,000  New York Counties Tobacco
            Trust I, 6.625%, due 06/01/42               1,606,875    A1        A
 1,965,000  New York New York-Series D,
            (FSA Insured), 5.125%,
            due 08/01/18                                2,020,963    Aaa      AAA
 4,000,000  New York State Dormitory
            Authority (City University),
            (FGIC Insured), 5.25%,
            due 07/01/18                                4,157,000    Aaa      AAA
 2,795,000  New York State Dormitory
            Authority (City University),
            (FGIC Insured), 5.25%,
            due 07/01/30                                2,831,503    Aaa      AAA
 1,680,000  New York State Dormitory
            Authority (Columbia
            University)-Series B, 5.00%,
            due 07/01/21                                1,701,638    Aaa      AAA
 1,800,000  New York State Dormitory
            Authority (Columbia
            University)-Series B, 5.00%,
            due 07/01/23                                1,808,082    Aaa      AAA
 1,855,000  New York State Dormitory
            Authority (Community
            Colleges), 5.00%,
            due 07/01/28                                1,784,473    A3       AA-
 1,660,000  New York State Dormitory
            Authority (Fordham
            University), 5.00%,
            due 07/01/22                                1,663,685    Aaa       A3
 2,250,000  New York State Dormitory
            Authority (Highlands Living),
            (FHA Insured), 6.25%,
            due 07/01/25                                2,394,990    Aaa      AAA
 6,415,000  New York State Dormitory
            Authority (Highlands Living),
            (FHA Insured), 6.60%,
            due 02/01/34                                6,867,899              AA
 2,150,000  New York State Dormitory
            Authority (Jewish
            Geriatric-Long Island), (FHA
            Insured), 7.35%, due 08/01/29               2,356,164             AAA
 1,815,000  New York State Dormitory
            Authority (Manhattan College),
            5.50%, due 07/01/17                         1,940,689              AA
 2,400,000  New York State Dormitory
            Authority (Manhattan College),
            5.50%, due 07/01/18                         2,550,408              AA
 2,500,000  New York State Dormitory
            Authority (New York State
            University), 5.125%,
            due 05/15/31                                2,782,875    Aaa      AAA
 1,205,000  New York State Dormitory
            Authority (New York
            University)-Series 1, (AMBAC
            Insured), 5.50%, due 07/01/19               1,320,993    Aaa      AAA
 1,000,000  New York State Dormitory
            Authority (New York
            University)-Series 1, (AMBAC
            Insured), 5.50%, due 07/01/22               1,081,550    Aaa      AAA
 3,745,000  New York State Dormitory
            Authority (Nursing
            Home-Menorah Campus),
            (AMBAC/FHA Insured), 6.10%,
            due 02/01/37                                4,150,808             AAA
 4,650,000  New York State Dormitory
            Authority (Rockefeller
            University), 5.00%,
            due 07/01/28                                4,613,311    Aaa      AAA
 2,400,000  New York State Dormitory
            Authority (W.K. Nursing Home),
            (FHA Insured), 6.125%,
            due 02/01/36                                2,639,760             AAA
 1,500,000  New York State Energy Research
            & Development
            Authority-Pollution Control
            Revenue, (Niagra Mohawk Power
            Corporation) Project A, 5.15%,
            due 11/01/25                                1,505,355    Aaa      AAA
   750,000  New York State Enviromental
            Facilities Corporation (Clean
            Water & Drinking)-Series B,
            5.00%, due 06/15/27                           743,693    Aaa      AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                        RATINGS
                                                                   -----------------
   FACE                                             VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)         MOODY'S  & POOR'S
----------                                  ---------------------  -------  --------
$6,000,000  New York State Environmental
            Facilities Corporation (Clean
            Water & Drinking)-Series C,
            5.00%, due 06/15/27             $           5,983,020    Aaa      AAA
 1,200,000  New York State Housing Finance
            Agency (Multifamily
            Housing)-Series D, (FHA
            Insured), 6.10%, due 11/15/36               1,260,048             AAA
 1,990,000  New York State Housing Finance
            Agency (Housing Project
            Mortgage)-Series A, (FSA
            Insured), 6.125%,
            due 11/01/20                                2,147,130    Aaa      AAA
 2,400,000  New York State Housing Finance
            Agency (Phillips Village
            Project)-Series A,
            (FHA/SONYMA Insured), Subject
            to AMT, 7.75%, due 08/15/17                 2,589,816    A2
   245,000  New York State Local
            Government Assistance
            Corporation (MBIA)-Series D,
            5.00%, due 04/01/23                           242,822    Aaa      AAA
 6,750,000  New York State Medical Care
            Facilities Finance
            Agency-Series B (FHA Insured),
            6.60%, due 08/15/34                         7,353,247    Aa2       AA
 3,080,000  New York State Throughway
            Authority (General
            Revenue)-Series E, 5.00%,
            due 01/01/25                                3,055,452    Aa3      AA-
 1,535,000  New York State Throughway
            Authority (Highway and
            Bridge)-Series A, (FGIC
            Insured), 5.50%, due 04/01/17               1,657,907    Aaa      AAA
 2,190,000  New York State Throughway
            Authority (Highway and
            Bridge)-Series C (FGIC
            Insured), 5.00%, due 04/01/20               2,214,287    Aaa      AAA
 3,800,000  New York State Urban
            Development Corporation
            (Correctional Facilities),
            (FSA Insured), 5.25%,
            due 01/01/30                                3,852,288    Aaa      AAA
 1,000,000  Niagara County, Tobacco Asset
            Securitization Corporation,
            6.25%, due 05/15/40                         1,046,040    A1
   600,000  Oneida County, New York IDA
            Civic Facility (Presbyterian
            Home), 6.10%, due 06/01/20                    638,856    Aa3
 1,000,000  Rensselaer, Tobacco Asset
            Securitization
            Corporation-Series A, 5.75%,
            due 06/01/43                                  993,770    A1        A
 4,000,000  Tobacco Settlement Asset
            Securitization Corporation
            Inc., New York-Series 1,
            5.75%, due 07/15/32                         4,002,600    Aa2       A
 1,450,000  Triborough, New York State
            Bridge & Tunnel
            Authority-Series A, 5.00%,
            due 01/01/27                                1,433,919    Aa3      AA-
 4,750,000  Triborough, New York State
            Bridge & Tunnel
            Authority-Series A, 5.00%,
            due 01/01/32                                4,678,180    Aa3      AA-
 2,200,000  Triborough, New York State
            Bridge & Tunnel
            Authority-Series B, 5.00%,
            due 11/15/27                                2,175,206    Aa3      AA-
   110,000  Ulster Tobacco Asset
            Securitization Corporation,
            6.00%, due 06/01/40                           113,046    A1
                                            ---------------------
            TOTAL MUNICIPAL BONDS
            (COST $150,107,957)                       157,137,006
                                            ---------------------

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    VALUE
  SHARES                                          (NOTE 1)
----------                                  ---------------------
CLOSED-END FUNDS (7.57%)
------------------------------------------------------------------------------------
   536,324  Muniholdings New York Insured
            Fund                            $           7,374,455
   296,890  Muniyield New York Insured
            Fund                                        3,921,917
    10,000  Nuveen Insured New York
            Premium                                       148,200
   100,000  Van Kampen Trust Investment
            Grade New York Municipals                   1,641,000
                                            ---------------------
            TOTAL CLOSED-END FUNDS
            (COST $12,080,901)                         13,085,572
                                            ---------------------

   FACE
  AMOUNT
----------
COMMERCIAL PAPER (0.17%)
------------------------------------------------------------------------------------
$  120,000  AIG Funding Inc., 1.22%,
            due 12/03/02                                  120,000
   165,000  American Express Credit
            Corporation, 1.20%,
            due 12/04/02                                  165,000
                                            ---------------------
            TOTAL COMMERCIAL PAPER
            (COST $285,000)                               285,000
                                            ---------------------
            TOTAL INVESTMENTS (98.62%)
            (COST $162,473,858)+                      170,507,578
            CASH AND OTHER ASSETS, NET OF
            LIABILITIES (1.38%)                         2,392,358
                                            ---------------------
            NET ASSETS (100.00%)            $         172,899,936
                                            =====================

  +  Aggregate cost for federal income tax is $162,625,019.

     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, is $8,095,478 and $212,919, respectively, resulting in net unrealized appreciation of $7,882,559.

 KEY:
 AMBAC    =   Ambac Indemnity Corporation
 AMT      =   Alternative Minimum Tax
 FGIC     =   Financial Guaranty Insurance Corporation
 FHA      =   Federal Housing Administration
 FSA      =   Financial Security Assurance, Inc.
 IDA      =   Industrial Development Agency
 MBIA     =   Municipal Bond Insurance Association
 SONYMA   =   State of New York Mortgage Agency

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       RATINGS
                                                                  -----------------
   FACE                                            VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)        MOODY'S  & POOR'S
----------                                  --------------------  -------  --------
MUNICIPAL BONDS (90.43%)
-----------------------------------------------------------------------------------
$  415,000  Branchburg, New Jersey Board
            of Education, (FGIC Insured),
            5.00%, due 07/15/21             $            421,076    Aaa      AAA
   125,000  Cape May County, New Jersey
            Industrial Pollution Control
            Financing Authority, (MBIA
            Insured), Subject to AMT,
            7.20%, due 11/01/29                          138,374    Aaa      AAA
   200,000  Childrens Trust Fund Tobacco
            Settlement, 5.50%,
            due 05/15/39                                 191,520    A1        A
 1,000,000  Childrens Trust Fund Tobacco
            Settlement, 6.00%,
            due 07/01/26                               1,164,590    Aa3      AAA
   350,000  Delaware River Port Authority,
            Port District
            Project-Series A (FSA
            Insured), Refunding Port
            District Project Series A,
            5.20%, due 01/01/27                          355,456    Aaa      AAA
    70,000  Essex County, New Jersey
            Import Authority Orange School
            District-Series A, (MBIA
            Insured), Refunding Orange
            School District Series A,
            6.95%, due 07/01/14                           79,970    Aaa      AAA
   500,000  Freehold Township, New Jersey
            Board of Education (MBIA
            Insured), 5.00%, due 02/15/22                502,975    Aaa      AAA
   100,000  Irvington, New Jersey Housing
            & Mortgage Finance Authority,
            (FHA Insured), 6.50%,
            due 02/01/24                                 103,409             AAA
   200,000  Middlesex County, New Jersey
            Import Authority, 5.00%,
            due 08/01/22                                 201,948    Aaa      AAA
   500,000  New Jersey Department of
            Transportation-Series B,
            School Facilities Construction
            Series A, 5.00%, due 06/15/21                505,530    Aaa      AAA
   100,000  New Jersey Economic
            Development Authority, New
            Jersey American Water Co.
            Project A, (FGIC Insured),
            Subject to AMT, 6.875%,
            due 11/01/34                                 109,488    Aaa      AAA
   150,000  New Jersey Economic
            Development Authority,
            Economic Development Revenue,
            Refunding-Burlington Coat
            Factory, (LOC-First Union
            Bank), 6.125%, due 09/01/10                  166,845    Aa3
    50,000  New Jersey Economic
            Development Authority,
            Economic Development Revenue,
            Refunding-Heath VLG-96
            Project, (LOC-First Union
            National Bank), 6.00%,
            due 05/01/16                                  52,961              A+
    25,000  New Jersey Economic
            Development Authority,
            Economic Development Revenue,
            Refunding-Heath VLJ-96
            Project, (LOC-First Union
            Bank), 6.00%, due 05/01/16                    28,038              A+
   100,000  New Jersey Economic
            Development Authority,
            Pollution Control Revenue,
            Public Service Electric & Gas
            Company Project, (MBIA
            Insured), Subject to AMT,
            6.40%, due 05/01/32                          104,281    Aaa      AAA
   125,000  New Jersey Health Care
            Facilities Financing
            Authority, General Hospital
            Center at Passaic, (FSA
            Insured), 6.75%, due 07/01/19                153,955    Aaa      AAA
   150,000  New Jersey Health Care
            Facilities Financing
            Authority, Robert Wood Johnson
            University Hospital, 5.75%,
            due 07/01/25                                 156,929    A1        A+
   150,000  New Jersey Health Care
            Facilities Financing
            Authority, Saint Joseph's
            Hospital & Medical Center,
            (Connie Lee Insured), 6.00%,
            due 07/01/26                                 158,955             AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       RATINGS
                                                                  -----------------
   FACE                                            VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)        MOODY'S  & POOR'S
----------                                  --------------------  -------  --------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------------------
$  450,000  New Jersey Health Care
            Facilities Financing
            Authority, Saint Peter's
            University Hospital-Series A,
            6.875%, due 07/01/30            $            477,202   Baa2      BBB
   500,000  New Jersey State, Variable
            Purpose, (FGIC Insured),
            5.00%, due 08/01/22                          503,400    Aaa      AAA
   500,000  New Jersey State Educational
            Facilities Authority,
            Montclair State
            University-Series F, 5.00%,
            due 07/01/31                                 498,470    Aaa      AAA
   300,000  New Jersey State Educational
            Facilities Authority, New
            Jersey Institute of Technology
            Issue-Series G, 5.00%,
            due 07/01/26                                 300,402    Aaa      AAA
   100,000  New Jersey State Educational
            Facilities Authority, Rowan
            University-Series C, (FGIC
            Insured), 5.00%, due 07/01/31                 99,694    Aaa      AAA
    50,000  New Jersey State Higher
            Education Assistance
            Authority, Student
            Loan-Series A, (AMBAC
            Insured), Subject to AMT,
            5.30%, due 06/01/17                           51,519    Aaa      AAA
   250,000  New Jersey State Highway
            Authority, Garden State
            Parkway, 5.625%, due 01/01/30                264,507    A1       AA-
   100,000  New Jersey State Housing &
            Mortgage Finance Agency,
            MHRB-Series A, (AMBAC/FHA
            Insured), 6.25%, due 05/01/28                104,613    Aaa      AAA
   125,000  New Jersey State Housing &
            Mortgage Finance Agency, Home
            Buyers-Series O, Subject to
            AMT, 6.35%, due 10/01/27                     129,982    Aaa      AAA
   125,000  New Jersey State Housing &
            Mortgage Finance Agency, MHRB
            Refunding-Presidential Plaza,
            (FHA Insured), 7.00%,
            due 05/01/30                                 127,000             AAA
   300,000  New Jersey State Housing &
            Mortgage Finance Agency,
            MHRB-Series B, (FSA Insured),
            6.15%, due 11/01/20                          319,923    Aaa      AAA
   290,000  New Jersey State Housing &
            Mortgage Finance Agency,
            Refunding Series A, 6.05%,
            due 11/01/20                                 300,446    Aaa      AAA
   500,000  New Jersey State Transport
            Trust Fund Authority,
            Transport Systems-Series B,
            5.00%, due 12/15/21                          505,790    Aaa      AAA
   300,000  New Jersey State-Series H,
            Refunding Series H, 5.25%,
            due 07/01/19                                 320,280    Aa2       AA
   140,000  Newark, New Jersey Housing
            Finance Corporation Mortgage,
            Refunding-HUD Section 8-Manor
            Apartments-Series A, (FHA
            Insured), 7.50%, due 02/15/24                146,672             AAA
   400,000  Old Bridge, New Jersey Board
            of Education, (MBIA Insured),
            5.00%, due 07/15/30                          401,088    Aaa      AAA
   800,000  Port Authority of New York &
            New Jersey, One Hundred Ninth
            Series, (MBIA Insured),
            5.375%, due 01/15/32                         819,016    Aaa      AAA
    70,000  Puerto Rico Housing Bank &
            Finance Agency, Single Family
            Mortgage, Affordable Housing
            Mortgage-Portfolio I,
            (GNMA/FNMA/FHLMC Insured),
            Subject to AMT, 6.25%,
            due 04/01/29                                  72,816    Aaa      AAA
   300,000  Puerto Rico Industrial
            Tourist, Medicine and
            Environment, 6.625%,
            due 06/01/26                                 309,528   Baa2      BBB
   300,000  Rutgers State University, New
            Jersey-Series B, 4.75%,
            due 05/01/27                                 289,356    Aaa      AAA

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                       RATINGS
                                                                  -----------------
   FACE                                            VALUE                   STANDARD
  AMOUNT                                          (NOTE 1)        MOODY'S  & POOR'S
----------                                  --------------------  -------  --------
MUNICIPAL BONDS (CONTINUED)
-----------------------------------------------------------------------------------
$  600,000  Tobacco Settlement Financing
            Corporation, New Jersey,
            6.125%, due 06/01/42            $            572,226    A1        A
   250,000  University Medicine &
            Dentistry, New
            Jersey-Series A, 5.125%,
            due 12/01/22                                 254,208    Aaa      AAA
   100,000  University Puerto Rico
            Revenue-Series O, (MBIA
            Insured), 5.375%,
            due 06/01/30                                 103,330    Aaa      AAA
   250,000  Willingboro New Jersey
            Utilities Authority-Series H,
            5.25%, due 01/01/21                          258,198    Aaa
                                            --------------------
            TOTAL MUNICIPAL BONDS
            (COST $11,259,161)                        11,825,966
                                            --------------------

  SHARES
----------
CLOSED-END FUNDS (7.11%)
-----------------------------------------------------------------------------------
    38,700  Muniholdings New Jersey
            Insured Fund                                 518,193
    23,400  Muniyield New Jersey Fund
            Incorporated                                 329,238
     5,800  Muniyield New Jersey Insured
            Fund                                          82,940
                                            --------------------
            TOTAL CLOSED-END FUNDS
            (COST $885,618)                              930,371
                                            --------------------
            TOTAL INVESTMENTS (97.54%)
            (COST $12,144,779)+                       12,756,337
            CASH AND OTHER ASSETS, NET OF
            LIABILITIES (2.46%)                          321,395
                                            --------------------
            NET ASSETS (100.00%)            $         13,077,732
                                            ====================

  +  Aggregate cost for federal income tax purposes is $12,145,320.

     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, is $649,903 and $38,886, respectively, resulting in net unrealized appreciation of $611,017.

 KEY:
 AMBAC    =   Ambac Indemnity Corporation
 AMT      =   Alternative Minimum Tax
 FGIC     =   Financial Guaranty Insurance Corporation
 FHA      =   Federal Housing Administration
 FHLMC    =   Federal Home Loan Mortgage Corporation
 FNMA     =   Federal National Mortgage Association
 FSA      =   Financial Security Assurance, Inc.
 GNMA     =   Government National Mortgage Association
 HUD      =   Department of Housing and Urban Development
 LOC      =   Letter of Credit
 MBIA     =   Municipal Bond Insurance Association
 MHRB     =   Multi-family Housing Revenue Bond

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                     RATINGS
                                                                -----------------
  FACE                                           VALUE                   STANDARD
 AMOUNT                                         (NOTE 1)        MOODY'S  & POOR'S
--------                                  --------------------  -------  --------
MUNICIPAL BONDS (87.11%)
---------------------------------------------------------------------------------
$150,000  All Saints Health System,
          (MBIA Insured), 9.00%,
          due 08/15/24                    $            169,032    Aaa      AAA
 350,000  Allen County Coliseum
          Additions Building
          Corporation, (AMBAC Insured),
          6.875%, due 11/01/25                         365,708    Aaa
 600,000  Atlanta & Fulton County,
          Georgia Recreational
          Authority-Downtown Area
          Project, (FSA Insured), 7.00%,
          due 12/01/28                                 660,810    Aaa      AAA
 300,000  Bridgeport, Connecticut
          Taxable Pension Bonds, General
          Obligation, (FGIC Insured),
          7.64%, due 01/15/30                          362,670    Aaa      AAA
 600,000  Broward County, Florida
          Airport Systems Revenue,
          Taxable Series J2, 6.90%,
          due 10/01/21                                 673,662    Aaa      AAA
 100,000  Buffalo, New York-Series F,
          (AMBAC Insured), 9.05%,
          due 02/01/15                                 101,046    Aaa      AAA
 125,000  California State University
          Revenue, Sacramento
          Auxiliary-Series B, (MBIA
          Insured), 6.45%, due 10/01/17                133,430    Aaa      AAA
 100,000  Connecticut State Development
          Authority-Sub Series B1
          Revenue, 8.50%, due 08/15/14                 107,412              A+
 150,000  Connecticut State Health &
          Educational Facilities
          Authority, Maefair Health
          Care, 9.20%, due 11/01/24                    200,776    Aa3       AA
 150,000  Connecticut State Health &
          Educational Facilities
          Authority, Shady Knoll Center,
          8.90%, due 11/01/24                          196,445    Aa3       AA
 250,000  Cuyahoga County, Ohio Economic
          Development, Gateway Arena
          Project-Series A, 8.625%,
          due 06/01/22                                 317,212    Aa3
 225,000  Detroit, Michigan Downtown
          Development Authority Tax
          Increment Revenue,
          Taxable-Dev. Area No.1
          Project-B, (MBIA Insured),
          6.68%, due 07/01/28                          245,761    Aaa      AAA
 100,000  Florida Housing Finance
          Agency, Mariner Club-K-2,
          (AMBAC Insured), 8.25%,
          due 09/01/15                                 110,189    Aaa      AAA
 250,000  Fresno County, California
          Pension Obligation, (FGIC
          Insured), 6.67%, due 08/15/18                277,337    Aaa      AAA
 425,000  Harrisburg, Pennsylvania,
          Resource Recovery Facilities
          Authority-Series B, 8.05%,
          due 09/01/25                                 476,387    Aaa      AAA
 150,000  Idaho Housing Agency, (HUD
          Section 8 Insured), 8.50%,
          due 07/01/09                                 161,417     A
 150,000  Illinois Housing Development
          Authority, Affordable Housing
          Project,(AMBAC Insured),
          8.64%, due 12/01/21                          159,008    Aaa      AAA
 250,000  Industry, California, General
          Obligation, (MBIA Insured),
          6.70%, due 07/01/21                          258,290    Aaa      AAA
 265,000  Kern County, California
          Pension Obligation, (MBIA
          Insured), 7.26%, due 08/15/14                304,928    Aaa      AAA
 205,000  Kutztown, Pennsylvania Area
          School District-Series A,
          (FGIC Insured), 6.65%,
          due 11/15/31                                 212,259    Aaa      AAA
 300,000  Lafayette, Louisiana Taxable
          Refunding, (AMBAC Insured),
          5.70%, due 05/01/22                          287,751    Aaa      AAA
 715,000  Long Island, New York College
          Hospital Revenue-Series B,
          (FHA Insured), 8.90%,
          due 08/15/30                                 767,088    Aa2      AAA
 400,000  Los Angeles, California
          Certificate Participation,
          Real Property-AK, 7.25%,
          due 04/01/29                                 411,772    A2

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                     RATINGS
                                                                -----------------
  FACE                                           VALUE                   STANDARD
 AMOUNT                                         (NOTE 1)        MOODY'S  & POOR'S
--------                                  --------------------  -------  --------
MUNICIPAL BONDS (CONTINUED)
---------------------------------------------------------------------------------
$200,000  Los Angeles, California
          Community Redevelopment
          Agency, Monterey-Series D,
          (FSA Insured), 6.60%,
          due 09/01/20                    $            210,774    Aaa      AAA
  20,000  Manatee County, Florida
          Housing Finance Authority,
          Single Family-Subseries 1,
          (GNMA Collateralized), 8.10%,
          due 11/01/32                                  22,158    Aaa
 100,000  Maryland State Transportation
          Authority Limited,
          Baltimore-Washington
          International, (MBIA Insured),
          6.48%, due 07/01/22                          104,915    Aaa
 200,000  Michigan State Housing
          Development
          Authority-Series A, (AMBAC
          Insured), 8.30%, due 11/01/15                241,474    Aaa      AAA
 400,000  Middlesex County, New Jersey
          General Improvement-Series B,
          6.20%, due 06/15/16                          418,092    Aaa      AAA
  25,000  Minnesota State Housing
          Finance Agency, Single Family
          Mortgage-Series G, 8.05%,
          due 01/01/12                                  27,547    Aa1      AA+
   5,000  Minnesota State Housing
          Finance Agency, Rental
          Housing-Series B, 8.00%,
          due 02/01/18                                   5,138    Aa1       AA
 250,000  New Jersey Economic
          Development Authority, State
          Pension Funding,
          Revenue-Series B, 0.00%*,
          due 02/15/21                                  77,963    Aaa      AAA
 580,000  New York State Dormitory
          Authority Revenues, Highland
          Hospital-Series B, (MBIA/ FHA
          Insured), 7.45%, due 08/01/35                647,094    Aaa      AAA
 300,000  New York State Housing Finance
          Agency, Multi-family
          Housing-Series B, (FHA
          Insured), 8.25%, due 05/15/35                326,235    AAA
  80,000  New York State Housing Finance
          Agency, Service Contract
          Obligation-Series B, 8.60%,
          due 03/15/04                                  86,410    A3       AA-
 100,000  Pittsburgh, Pennsylvania Urban
          Redevelopment Authority, (FSA
          Insured), 9.07%, due 09/01/14                111,566    Aaa      AAA
 600,000  Richland Lexington, South
          Carolina Airport District,
          Columbia Metropolitan
          Airport-Series B, (FSA
          Insured), 6.59%, due 01/01/17                658,824    Aaa      AAA
 300,000  Rosemont, Illinois Tax
          Increment Project 5, (FGIC)
          Insured), 6.95%, due 12/01/20                321,717    Aaa      AAA
 225,000  Sacramento County,
          California-Series A, (MBIA
          Insured), 7.68%, due 08/15/21                269,968    Aaa      AAA
 130,000  San Diego State University
          Foundation-Series B, (MBIA
          Insured), 6.70%, due 03/01/22                135,812    Aaa      AAA
 200,000  Tampa, Florida Sports
          Authority, Hillsboro Arena
          Project, (MBIA Insured),
          8.07%, due 10/01/26                          216,752    Aaa      AAA
 700,000  Texas State, Water Financial
          Assistance-Series B, 6.85%,
          due 08/01/20                                 718,424    Aa1       AA
 375,000  Texas State, Department of
          Housing and Community
          Affairs-Series C-1, (MBIA
          Insured), 7.76%, due 09/01/17                411,405    Aaa      AAA
 425,160  Tobacco Settlement Funding
          Corporation, Louisiana
          Revenue-Series 2001A, 6.36%,
          due 05/15/25                                 446,745    Aa3       A
 500,000  University New Mexico,
          Certificates of Participation,
          8.00%, due 06/30/25                          558,130    Aaa      AAA
 250,000  Virginia State Housing
          Development Authority, 6.02%,
          due 01/01/28                                 239,395    Aa1      AA+
 500,000  West Haven, Connecticut, (MBIA
          Insured), 5.84%, due 03/15/22                493,125    Aaa      AAA
                                          --------------------
          TOTAL MUNICIPAL BONDS
          (COST $12,627,865)                        13,710,053
                                          --------------------

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
NOVEMBER 30, 2002

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 VALUE
 SHARES                                         (NOTE 1)
--------                                  --------------------
CLOSED-END FUNDS (6.28%)
---------------------------------------------------------------------------------
  56,400  Blackrock Income Trust          $            450,072
  58,000  Hyperion Total Return Fund
          Incorporated                                 538,240
                                          --------------------
          TOTAL CLOSED-END FUNDS
          (COST $844,612)                              988,312
                                          --------------------

  FACE
 AMOUNT
--------
COMMERCIAL PAPER (7.63%)
---------------------------------------------------------------------------------
$570,000  AIG Funding Inc., 1.22%,
          due 12/03/02                                 570,000
 630,000  American Express Finance
          Corporation, 1.10%,
          due 12/02/02                                 630,000
                                          --------------------
          TOTAL COMMERCIAL PAPER
          (COST $1,200,000)                          1,200,000
                                          --------------------
          TOTAL INVESTMENTS (101.02%)
          (COST $14,672,477)+                       15,898,365
          LIABILITIES IN EXCESS OF CASH
          AND OTHER ASSETS (-1.02%)                   (160,338)
                                          --------------------
          NET ASSETS (100.00%)            $         15,738,027
                                          ====================

  +  Aggregate cost for federal income tax is $14,676,940.

     Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, is $1,255,568 and $34,143, respectively, resulting in net unrealized appreciation of $1,221,425.

  *  Zero Coupon Bond

 KEY:
 AMBAC    =   Ambac Indemnity Corporation
 FGIC     =   Financial Guaranty Insurance Corporation
 FHA      =   Federal Housing Administration
 FSA      =   Financial Security Assurance, Inc.
 GNMA     =   Government National Mortgage Association
 HUD      =   Department of Housing and Urban Development
 MBIA     =   Municipal Bond Insurance Association

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS & LIABILITIES
NOVEMBER 30, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     LEBENTHAL NEW YORK  LEBENTHAL NEW JERSEY  LEBENTHAL TAXABLE
                                         MUNICIPAL            MUNICIPAL            MUNICIPAL
                                         BOND FUND            BOND FUND            BOND FUND
                                     ------------------  --------------------  -----------------
ASSETS
Investment in securities, at value
  (cost $162,473,858, $12,144,779
  and $14,672,477).................   $    170,507,578     $     12,756,337    $     15,898,365
Cash...............................             32,633              122,388              24,421
Receivables:
    Securities sold................                 --                   --             324,670
    Capital shares sold............            213,759               25,793              30,695
    Interest and dividends.........          2,857,045              231,902             268,653
    Due from Manager...............                 --                  536                  --
    Prepaid Expenses...............              3,347                  117                 286
                                      ----------------     ----------------    ----------------
      Total assets.................        173,614,362           13,137,073          16,547,090
                                      ----------------     ----------------    ----------------
LIABILITIES
Payables:
    Securities purchased...........                 --                   --             734,828
    Capital shares redeemed........             11,416                   --                  --
    Dividends declared.............            480,260               33,588              48,626
    Distribution fee payable
      (Note 3).....................             66,024                   --                  --
    Management fee payable
      (Note 2).....................             31,694                2,717               7,257
    Administration fee payable.....             12,828                1,491               1,094
    Directors' fee payable.........              2,272                   79                 246
Accrued expenses and other
  liabilities......................            109,932               21,466              17,012
                                      ----------------     ----------------    ----------------
      Total liabilities............            714,426               59,341             809,063
                                      ----------------     ----------------    ----------------
NET ASSETS.........................   $    172,899,936     $     13,077,732    $     15,738,027
                                      ================     ================    ================
NET ASSETS CONSIST OF:
Par value..........................   $         20,746     $          1,854    $          2,017
Paid in capital....................        164,822,766           12,814,914          14,543,898
Undistributed/(Accumulated) net
  investment income/(loss).........           (463,853)               1,698             (48,626)
Accumulated net realized
  gain/(loss) on investments.......            486,557             (352,292)             14,850
Unrealized appreciation on
  investments -- net...............          8,033,720              611,558           1,225,888
                                      ----------------     ----------------    ----------------
      Total net assets.............   $    172,899,936     $     13,077,732    $     15,738,027
                                      ================     ================    ================
CLASS A
Net Assets.........................   $    165,092,812     $     13,077,732    $     15,738,027
Shares outstanding (Note 4)........         19,810,037            1,853,775           2,017,497
Net asset value and redemption
  price per share..................   $           8.33     $           7.05    $           7.80
Maximum offering price per
  share*...........................   $           8.72     $           7.38    $           8.17
CLASS B
Net Assets.........................   $      7,807,124     $             --    $             --
Shares outstanding (Note 4)........            935,748                   --                  --
Net asset value, and redemption
  price per share**................   $           8.34     $             --    $             --

* The sales charge for Class A shares is 4.5% of the offering price on a single sale of less than $50,000, reduced on sales of $50,000 or more and certain other sales.
** Class B shares are sold without an initial sales charge, but are subject to a 5% contingent deferred sales charge if shares are redeemed within 11 months, reduced on shares held over 12 months.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     LEBENTHAL NEW YORK  LEBENTHAL NEW JERSEY  LEBENTHAL TAXABLE
                                         MUNICIPAL            MUNICIPAL            MUNICIPAL
                                         BOND FUND            BOND FUND            BOND FUND
                                     ------------------  --------------------  -----------------
INVESTMENT INCOME
Income:
  Interest.........................   $     8,003,932      $       593,260      $       886,623
  Dividends........................           843,465               61,166               88,743
                                      ---------------      ---------------      ---------------
      Total income.................         8,847,397              654,426              975,366
                                      ---------------      ---------------      ---------------
EXPENSES:
  Management fee (Note 2)..........           361,683               30,487               35,719
  Distribution fee:
    Class A (Note 3)...............           388,352               30,487               35,719
    Class B (Note 3)...............            67,507                   --                   --
  Shareholder servicing fee:
    Class A........................            90,236               31,508               33,016
    Class B........................            31,021                   --                   --
  Administration fee...............           149,157               11,804               13,136
  Printing.........................            26,845                2,230                1,885
  Custodian fee....................            16,497                2,515                3,030
  Legal and compliance fees........           222,559               26,011               20,072
  Auditing and accounting fees.....            89,345               36,877               37,303
  Directors' fees..................            11,019                  759                  902
  Registration fees:
    Class A........................             8,263                4,125                6,403
    Class B........................             3,832                   --                   --
  Other............................            37,209                3,628                3,982
                                      ---------------      ---------------      ---------------
      Total expenses...............         1,503,525              180,431              191,167
  Less: Reimbursement of expenses
    by Manager (Note 2)............                --              (33,666)             (12,208)
    Fees waived by Distributor
      (Note 3).....................           (35,707)             (30,487)             (35,719)
    Fees paid indirectly
      (Note 1).....................            (1,470)                (428)                (388)
                                      ---------------      ---------------      ---------------
  Net expenses.....................         1,466,348              115,850              142,852
                                      ---------------      ---------------      ---------------
Net investment income..............         7,381,049              538,576              832,514
                                      ---------------      ---------------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on investments...         1,140,371               26,268              211,841
Change in unrealized
  appreciation / (depreciation) of
  investments......................           (38,633)              88,593              408,206
                                      ---------------      ---------------      ---------------
Net realized and unrealized gain on
  investments......................         1,101,738              114,861              620,047
                                      ---------------      ---------------      ---------------
Increase in net assets from
  operations.......................   $     8,482,787      $       653,437      $     1,452,561
                                      ===============      ===============      ===============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED NOVEMBER 30, 2002 AND 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     LEBENTHAL NEW YORK MUNICIPAL         LEBENTHAL NEW JERSEY MUNICIPAL
                                              BOND FUND                             BOND FUND
                                  ----------------------------------    ----------------------------------
                                       2002               2001               2002               2001
                                  ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.......    $    7,381,049     $    7,115,127     $      538,576     $      481,422
  Net realized gain on
    investments...............         1,140,371          3,614,942             26,268            113,144
  Change in unrealized
    appreciation / (depreciation)
    of investments............           (38,633)         3,095,650             88,593            237,598
                                  --------------     --------------     --------------     --------------
  Increase in net assets from
    operations................         8,482,787         13,825,719            653,437            832,164
Dividends from net investment
  income:
    Class A shares............        (7,692,938)*       (6,902,784)**        (537,067)*         (481,173)**
    Class B shares............          (284,060)*         (212,178)**              --                 --
Capital share transactions
  (Note 4)....................        18,796,322         11,992,274          1,605,033          1,813,800
                                  --------------     --------------     --------------     --------------
Total increase................        19,302,111         18,703,031          1,721,403          2,164,791
Net assets:
  Beginning of period.........       153,597,825        134,894,794         11,356,329          9,191,538
                                  --------------     --------------     --------------     --------------
  End of period (1)...........    $  172,899,936     $  153,597,825     $   13,077,732     $   11,356,329
                                  ==============     ==============     ==============     ==============
(1) Includes Undistributed/
    (Accumulated) Net
      Investment
      Income/(Loss)...........    $     (463,853)    $        7,825     $        1,698     $          115
                                  ==============     ==============     ==============     ==============

(Unaudited Information)
* 99.44% and 98.99% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.
** 95.84% and 95.31% designated as exempt interest dividends for federal income tax purposes for New York Municipal Bond Fund and New Jersey Municipal Bond Fund, respectively.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED NOVEMBER 30, 2002 AND 2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                           LEBENTHAL TAXABLE MUNICIPAL
                                                    BOND FUND
                                          ------------------------------
                                               2002            2001
                                          --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income.................  $   832,514     $      824,676
  Net realized gain on investments......      211,841            302,532
  Change in unrealized appreciation of
    investments.........................      408,206            411,918
                                          --------------  --------------
  Increase in net assets from
    operations..........................    1,452,561          1,539,126
Dividends from net investment income....     (864,587)          (851,323)
Capital share transactions (Note 4).....    1,549,522            408,673
                                          --------------  --------------
  Total increase........................    2,137,496          1,096,476
Net assets:
  Beginning of period...................   13,600,531         12,504,055
                                          --------------  --------------
  End of period (1).....................  $15,738,027     $   13,600,531
                                          ==============  ==============
(1) Includes Overdistributed Net
  Investment Income.....................  $   (48,626)    $      (26,647)
                                          ==============  ==============

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  LEBENTHAL NEW YORK
                                             MUNICIPAL BOND FUND--CLASS A
                             -------------------------------------------------------------
                                                YEAR ENDED NOVEMBER 30,
                             -------------------------------------------------------------
                               2002         2001         2000         1999         1998
                             ---------    ---------    ---------    ---------    ---------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period....    $   8.31     $   7.92     $   7.64     $   8.53     $    8.32
                             ---------    ---------    ---------    ---------    ---------
Income from investment
  operations:
Net investment income....        0.38(a)      0.41         0.41         0.41          0.42
Net realized and
  unrealized gain (loss)
  on investments.........        0.05         0.39         0.28        (0.79)         0.21
                             ---------    ---------    ---------    ---------    ---------
Total from investment
  operations.............        0.43         0.80         0.69        (0.38)         0.63
                             ---------    ---------    ---------    ---------    ---------
Less distributions:
Dividends from net
  investment income......       (0.41)       (0.41)       (0.41)       (0.41)        (0.42)
Distributions from net
  realized gain on
  investments............          --           --           --        (0.10)           --
                             ---------    ---------    ---------    ---------    ---------
Total distributions......       (0.41)       (0.41)       (0.41)       (0.51)        (0.42)
                             ---------    ---------    ---------    ---------    ---------
Net asset value, end of
  period.................    $   8.33     $   8.31     $   7.92     $   7.64     $    8.53
                             =========    =========    =========    =========    =========
TOTAL RETURN
  (without deduction of
    sales load)..........        4.93%       10.20%        9.28%       (4.69)%        7.69%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000)..................    $165,093     $147,456     $130,595     $134,857     $ 147,673
Ratio to average net
  assets:
  Expenses...............        0.88%*       0.81%*       0.86%*       0.76%*        0.76%*
  Net investment
    income...............        4.58%(a)     4.93%        5.30%        5.00%         4.92%
Portfolio turnover.......       13.05%       46.32%       65.05%       59.91%        66.04%

*    Includes fees paid indirectly of less than 0.01% of average net assets.
(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method, net investment income per share and the ratio of net investment income to average net assets would have been the same as noted above.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  LEBENTHAL NEW YORK
                                             MUNICIPAL BOND FUND--CLASS B
                             -------------------------------------------------------------
                                                YEAR ENDED NOVEMBER 30,
                             -------------------------------------------------------------
                               2002         2001         2000         1999         1998*
                             ---------    ---------    ---------    ---------    ---------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period....    $   8.31     $   7.92     $   7.64     $   8.54     $    8.34
                             ---------    ---------    ---------    ---------    ---------
Income from investment
  operations:
Net investment income....        0.33(a)      0.35         0.36         0.34          0.33
Net realized and
  unrealized gain (loss)
  on investments.........        0.05         0.39         0.28        (0.80)         0.20
                             ---------    ---------    ---------    ---------    ---------
Total from investment
  operations.............        0.38         0.74         0.64        (0.46)         0.53
                             ---------    ---------    ---------    ---------    ---------
Less distributions:
Dividends from net
  investment income......       (0.35)       (0.35)       (0.36)       (0.34)        (0.33)
Distributions from net
  realized gain on
  investments............          --           --           --        (0.10)           --
                             ---------    ---------    ---------    ---------    ---------
Total distributions......       (0.35)       (0.35)       (0.36)       (0.44)        (0.33)
                             ---------    ---------    ---------    ---------    ---------
Net asset value, end of
  period.................    $   8.34     $   8.31     $   7.92     $   7.64     $    8.54
                             =========    =========    =========    =========    =========
TOTAL RETURN (1)
  (without deduction of
    sales load)..........        4.34%        9.39%        8.53%       (5.57)%        6.48%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000)..................    $  7,807     $  6,142     $  4,300     $  3,909     $   2,801
Ratios to average net
  assets:
  Expenses +(2)..........        1.55%**      1.55%**      1.55%**      1.55%**       1.55%**
  Net investment income
    (2)..................        3.90%(a)     4.16%        4.60%        4.21%         3.95%
Portfolio turnover.......       13.05%       46.32%       65.05%       59.91%        66.04%

(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
*    Class commenced operations on December 3, 1997.
**   Includes fees paid indirectly of less than 0.01% of average net assets.
+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average assets would have been 2.08%, 2.11%, 2.38%, 2.38%,and 4.58%, for the years ended November 30, 2002, 2001, 2000, 1999 and 1998, respectively.
(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method, net investment income per share and the ratio of net investment income to average net assets would have been the same as noted above.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                 LEBENTHAL NEW JERSEY
                                                  MUNICIPAL BOND FUND
                             -------------------------------------------------------------
                                                YEAR ENDED NOVEMBER 30,
                             -------------------------------------------------------------
                               2002         2001         2000         1999         1998
                             ---------    ---------    ---------    ---------    ---------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period....    $   6.99     $   6.73     $   6.51     $   7.20     $    6.97
                             ---------    ---------    ---------    ---------    ---------
Income from investment
  operations:
Net investment income....        0.31(a)      0.33         0.34         0.34          0.35
Net realized and
  unrealized gain (loss)
  on investments.........        0.06         0.26         0.22        (0.69)         0.23
                             ---------    ---------    ---------    ---------    ---------
Total from investment
  operations.............        0.37         0.59         0.56        (0.35)         0.58
                             ---------    ---------    ---------    ---------    ---------
Less distributions:
Dividends from net
  investment income......       (0.31)       (0.33)       (0.34)       (0.34)        (0.35)
                             ---------    ---------    ---------    ---------    ---------
Total distributions......       (0.31)       (0.33)       (0.34)       (0.34)        (0.35)
                             ---------    ---------    ---------    ---------    ---------
Net asset value, end of
  period.................    $   7.05     $   6.99     $   6.73     $   6.51     $    7.20
                             =========    =========    =========    =========    =========
TOTAL RETURN
  (without deduction of
    sales load)..........        5.39%        8.90%        8.92%       (5.07)%        8.47%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000)..................    $ 13,078     $ 11,356     $  9,192     $  8,911     $   9,042
Ratio to average net
  assets:
  Expenses+..............        0.95%*       0.93%*       0.75%*       0.71%*        0.60%*
  Net investment
    income...............        4.41%(a)     4.66%        5.24%        4.84%         4.87%
Portfolio turnover.......       21.46%       30.46%       90.39%       52.66%        31.81%

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.48%, 1.47%, 1.60%, 1.45%, and 1.60%, for the years ended November 30, 2002, 2001, 2000,
     1999, and 1998, respectively.
* Includes fees paid indirectly of less than 0.01%, 0.01%, 0.01%, 0.01%, and 0.02% of average net assets for 2002, 2001, 2000, 1999, and 1998, respectively.
(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method, net investment income per share would have been the same as noted above and the ratio of net investment income to average net assets would have been 4.40%.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   LEBENTHAL TAXABLE
                                                  MUNICIPAL BOND FUND
                             -------------------------------------------------------------
                                                YEAR ENDED NOVEMBER 30,
                             -------------------------------------------------------------
                               2002         2001         2000         1999         1998
                             ---------    ---------    ---------    ---------    ---------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period....    $   7.49     $   7.11     $   6.81     $   7.73     $    7.37
                             ---------    ---------    ---------    ---------    ---------
Income from investment
  operations:
Net investment income....        0.44(a)      0.47         0.50         0.49          0.49
Net realized and
  unrealized gain (loss)
  on investments.........        0.33         0.40         0.30        (0.92)         0.36
                             ---------    ---------    ---------    ---------    ---------
Total from investment
  operations.............        0.77         0.87         0.80        (0.43)         0.85
                             ---------    ---------    ---------    ---------    ---------
Less distributions:
Dividends from net
  investment income......       (0.46)       (0.49)       (0.50)       (0.49)        (0.49)
                             ---------    ---------    ---------    ---------    ---------
Total distributions......       (0.46)       (0.49)       (0.50)       (0.49)        (0.49)
                             ---------    ---------    ---------    ---------    ---------
Net asset value, end of
  period.................    $   7.80     $   7.49     $   7.11     $   6.81     $    7.73
                             =========    =========    =========    =========    =========
TOTAL RETURN
  (without deduction of
    sales load)..........       10.36%       12.22%       12.20%       (5.77)%       11.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000)..................    $ 15,738     $ 13,601     $ 12,504     $ 13,487     $  17,789
Ratio to average net
  assets:
  Expenses+..............        1.00%*       1.00%*       0.90%*       0.82%*        0.70%*
  Net investment
    income...............        5.83%(a)     6.34%        7.25%        6.71%         6.45%
Portfolio turnover.......       22.46%       54.63%       29.26%       21.12%        23.75%

+ If the Investment Manager had not waived fees and reimbursed expenses and the Administrator and Distributor had not waived fees, the ratio of operating expenses to average net assets would have been 1.34%, 1.35%, 1.37%, 1.15%, and 1.15% for the years ended November 30, 2002, 2001, 2000,
     1999, and 1998, respectively.
*    Includes fees paid indirectly of 0.01% or less of average net assets.
(a) If the Fund had not adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies which requires the amortization of premiums and accretion of discounts on debt securities using the effective interest method, net investment income per share and the ratio of net investment income to average net assets would have been the same as noted above.

--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1. SUMMARY OF ACCOUNTING POLICIES

Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund") collectively, "The Funds". Effective December 3, 1997, the New York Bond Fund began to offer a second class of shares, Class B. Class B shares are sold without an initial sales charge but will have a higher expense ratio than Class A shares due to higher 12b-1 fees. The Company's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America as follows:

  a) VALUATION OF SECURITIES -

  Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price or a similar means). Short-term investments that will mature in sixty
  (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by or under the direction of the Board of Directors.

  b) FEDERAL INCOME TAXES -

  It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

  c) DIVIDENDS AND DISTRIBUTIONS -

  Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Funds' fiscal year, as declared by the Funds' Board of Directors.

  d) GENERAL -

  Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. For the New York Bond Fund, investment income and realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a class are charged only to that class. Expenses not directly attributable to a specific class are allocated based upon the relative daily net assets of each class of shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SUMMARY OF ACCOUNTING POLICIES (CONTINUED)

  e) FEES PAID INDIRECTLY -

  Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses, of $1,470, $428, and $388, for the New York Bond Fund, New Jersey Bond Fund, and Taxable Bond Fund, respectively.

  f) ESTIMATES -

  The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  g) INCOME RECOGNITION -

  As required, effective December 1, 2001, the funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. The revised guide requires a fund to amortize premium and accrete discount on all fixed income securities using the effective interest method.

The cumulative effect of this accounting change resulted in an increase in cost of investments and a corresponding decrease in net unrealized appreciation/depreciation of $10,194, $809 and $834 for the New York Municipal Bond Fund, the New Jersey Municipal Bond Fund and the Taxable Municipal Bond Fund, respectively, based on investments owned by the Funds on December 1, 2001.

The effect of this change for the period ended November 30, 2002, was to increase net investment income by $6,358, $1,509 and $172; decrease net unrealized appreciation by $6,213, $866 and $172; decrease net realized gains by $145, $643 and $0 for the New York Municipal Bond Fund, the New Jersey Municipal Bond Fund and the Taxable Bond Fund, respectively. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect the change in accounting principle.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Effective June 8, 2002, under the Management Contract, the Funds pay a management fee to Boston Advisors, Inc. (its Manager), equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. Prior to June 8, 2002, Lebenthal Asset Management, Inc. was the Manager of the Funds and received fees from the Funds at the same rates as previously noted above. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of investments. Although not required to do so, the Manager has voluntarily agreed to reimburse expenses for the New Jersey Bond Fund and the Taxable Bond Fund amounting to $33,666 and $12,208, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Lebenthal & Co., Inc. and Advest, Inc. retained commisions from the sales of shares of the Company in the following amounts:

                                          COMMISSIONS RETAINED  COMMISSIONS RETAINED
                                           BY LEBENTHAL & CO.     BY ADVEST, INC.
                                          --------------------  --------------------
Lebenthal New York Municipal Bond
  Fund -- Class A.......................        $126,915              $146,957
Lebenthal New York Municipal Bond
  Fund -- Class B.......................          14,687                33,004
Lebenthal New Jersey Municipal Bond
  Fund..................................          15,289                19,398
Lebenthal Taxable Municipal Bond Fund...          26,484                43,663
                                                --------              --------
                                                $183,375              $243,022
                                                ========              ========

The Directors of the Company who are unaffiliated with the Manager or the Distributor are paid $2,000 per annum plus $500 per meeting attended.

3. DISTRIBUTION PLAN

Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Advest, Inc. (the Distributor) entered into a Distribution Agreement on June 8, 2002. Prior to June 8, 2002, Lebenthal & Co., Inc. was the Distributor for the Funds. For its services under the Distribution Agreement, the Distributor receives a fee equal to 0.25% of the Fund's average daily net assets for the New York Bond Fund -- Class A shares, the New Jersey Bond Fund, and the Taxable Bond Fund, and, 1.00% for the New York Bond Fund -- Class B shares. For the year ended November 30, 2002, the Distributor voluntarily waived fees of $35,707, $30,487 and $35,719 from the New York Bond Fund -- Class B shares, the New Jersey Bond Fund, and the Taxable Bond Fund, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

4. CAPITAL STOCK

Transactions in capital stock were as follows:

                                LEBENTHAL NEW YORK MUNICIPAL BOND FUND --  LEBENTHAL NEW YORK MUNICIPAL BOND FUND --
                                                 CLASS A                                    CLASS A
                                               YEAR ENDED                                  YEAR ENDED
                                            NOVEMBER 30, 2002                          NOVEMBER 30, 2001
                                -----------------------------------------  ------------------------------------------
                                       SHARES               AMOUNT               SHARES                AMOUNT
                                --------------------  -------------------  -------------------  ---------------------
Sold..........................         2,751,167         $ 22,836,267           1,867,269           $ 15,410,695
Issued as reinvestment of
  dividends...................           738,273            6,120,132             692,391              5,720,117
Redeemed......................        (1,425,374)         (11,803,508)         (1,308,295)           (10,760,475)
                                   -------------         ------------          ----------           ------------
Net increase..................         2,064,066         $ 17,152,891           1,251,365           $ 10,370,337
                                   =============         ============          ==========           ============
Shares authorized ($0.001 par
  value)......................     6,666,666,667
                                   =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CAPITAL STOCK (CONTINUED)

                                LEBENTHAL NEW YORK MUNICIPAL BOND FUND --  LEBENTHAL NEW YORK MUNICIPAL BOND FUND --
                                                 CLASS B                                    CLASS B
                                               YEAR ENDED                                  YEAR ENDED
                                            NOVEMBER 30, 2002                          NOVEMBER 30, 2001
                                -----------------------------------------  ------------------------------------------
                                       SHARES               AMOUNT               SHARES                AMOUNT
                                --------------------  -------------------  -------------------  ---------------------
Sold..........................           207,632         $  1,730,528             231,403           $  1,912,495
Issued as reinvestment of
  dividends...................            28,112              233,456              21,084                174,449
Redeemed......................           (38,755)            (320,553)            (56,541)              (465,007)
                                   -------------         ------------          ----------           ------------
Net increase..................           196,989         $  1,643,431             195,946           $  1,621,937
                                   =============         ============          ==========           ============
Shares authorized ($0.001 par
  value)......................     6,666,666,667
                                   =============

                                LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND   LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
                                               YEAR ENDED                                 YEAR ENDED
                                            NOVEMBER 30, 2002                         NOVEMBER 30, 2001
                                -----------------------------------------  ----------------------------------------
                                       SHARES               AMOUNT               SHARES               AMOUNT
                                --------------------  -------------------  ------------------  --------------------
Sold..........................           273,130         $  1,917,793             263,082          $  1,837,758
Issued as reinvestment of
  dividends...................            61,585              432,753              54,989               384,434
Redeemed......................          (106,290)            (745,513)            (58,463)             (408,392)
                                   -------------         ------------          ----------          ------------
Net increase..................           228,425         $  1,605,033             259,608          $  1,813,800
                                   =============         ============          ==========          ============
Shares authorized ($0.001 par
  value)......................     6,666,666,667
                                   =============

                                LEBENTHAL TAXABLE MUNICIPAL BOND FUND  LEBENTHAL TAXABLE MUNICIPAL BOND FUND
                                             YEAR ENDED                              YEAR ENDED
                                          NOVEMBER 30, 2002                      NOVEMBER 30, 2001
                                -------------------------------------  --------------------------------------
                                      SHARES             AMOUNT             SHARES              AMOUNT
                                ------------------  -----------------  -----------------  -------------------
Sold..........................          507,244       $  3,914,395           241,306         $  1,790,958
Issued as reinvestment of
  dividends...................           75,962            574,053            76,033              562,357
Redeemed......................         (380,716)        (2,938,926)         (262,200)          (1,944,642)
                                  -------------       ------------        ----------         ------------
Net increase..................          202,490       $  1,549,522            55,139         $    408,673
                                  =============       ============        ==========         ============
Shares authorized ($0.001 par
  value)......................    6,666,666,667
                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS

Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $42,232,745, $4,114,689, and $4,028,162, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $20,591,347, $2,512,637, and $3,089,661, respectively.

6. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Tax character of distributions paid to shareholders during the year ended November 30, 2002 and 2001 were as follows:

                                TAX-EXEMPT  ORDINARY   LONG-TERM
                                  INCOME     INCOME   CAPITAL GAIN    TOTAL
                                ----------  --------  ------------  ----------
YEAR ENDED NOVEMBER 30, 2002
Lebenthal New York Municipal
  Bond Fund...................  $7,526,950  $323,127    $126,921    $7,976,998
Lebenthal New Jersey Municipal
  Bond Fund...................    514,475   22,592            --       537,067
Lebenthal Taxable Municipal
  Bond Fund...................         --   855,327        9,260       864,587

YEAR ENDED NOVEMBER 30, 2001:
Lebenthal New York Municipal
  Bond Fund...................  $6,991,039  $123,923    $     --    $7,114,962
Lebenthal New Jersey Municipal
  Bond Fund...................    457,960   23,213            --       481,173
Lebenthal Taxable Municipal
  Bond Fund...................         --   851,323           --       851,323

The difference between book and tax distributions was primarily due to wash sales and a redesignation of ordinary income to long-term capital gains.

At November 30, 2002, the components of distributable earnings on a tax basis were as follows:

                           UNDISTRIBUTED              UNDISTRIBUTED
                             ORDINARY     TAX-EXEMPT    LONG-TERM     UNREALIZED
                              INCOME        INCOME     GAIN/(LOSS)   APPRECIATION    TOTAL
                           -------------  ----------  -------------  ------------  ----------
Lebenthal New York
  Municipal Bond Fund....     $   --       $    --      $ 654,125     $7,882,559   $8,536,684
Lebenthal New Jersey
  Municipal Bond Fund....      5,449        28,162       (350,076)       611,017      294,552
Lebenthal Taxable
  Municipal Bond Fund....         --            --         19,313      1,221,425    1,240,738

The differences between book and tax distributable earnings are primarily due to wash sales.

Tax basis capital losses which may be carried forward to offset future capital gains through November 30, 2008 amounted to $350,076 of which $167,495 and $182,581 expires on November 30, 2007 and November 30, 2008, respectively on the New Jersey Bond Fund. Capital loss carryforwards utilized during the year ended November 30, 2002 were $372,169, $27,003, and $180,603, respectively for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

7. CONCENTRATION OF CREDIT RISK

The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York, and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey. Accordingly, these funds are subject to the risk associated with the non-performance of such issuers. Each Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF LEBENTHAL FUNDS, INC.:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Lebenthal Funds, Inc. comprising Lebenthal New York Municipal Bond Fund, Lebenthal New Jersey Municipal Bond Fund and Lebenthal Taxable Municipal Bond Fund (hereafter referred to as the "Funds") at November 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
January 15, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The directors and officers and their business addresses, ages and principal occupations during the past five years are as set forth in the table below. A director is deemed to be a "Disinterested Director" to the extent the director is not an "interested person" (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act")).

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                IN FUND            OTHER
  NAME,                  POSITION(S)                                                            COMPLEX        DIRECTORSHIPS
  ADDRESS                    WITH       TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S)        OVERSEEN          HELD BY
  AND AGE                 LEBENTHAL    LENGTH OF TIME SERVED       DURING PAST 5 YEARS        BY DIRECTORS       DIRECTORS
  -------                ------------  ---------------------  ------------------------------  ------------  --------------------
  DISINTERESTED DIRECTORS

  Victor Chang           Director      Indefinite             Retired. Guest lecturer and          3        None
  100 Federal Street                   Since 1990             researcher for central banks
  Boston, MA 02110                                            and the U.S. and foreign
  Age 64                                                      governments. President of V.C.
                                                              Management Co., Inc. which was
                                                              in the business of providing
                                                              financial analysis and
                                                              economic consulting
                                                              (1980-1996). Vice President of
                                                              and consultant to Fuji
                                                              Securities Company Inc.
                                                              (1996-1998).

  Penny Zuckerwise,      Director      Indefinite             Principal and founder,               3        Current
  c/o Wiserock, L.L.C.                 Since 2002             Wiserock L.L.C. since 1999, a                 Board/Advisory Board
  One West 81st Street                                        company which provides                        positions include
  New York, NY 10024                                          strategy, management oversight                BBR Partners, an
  Age 47                                                      and business advice.                          asset management and
                                                              Co-founder, general partner                   advisory services
                                                              and governing board member,                   firm, Lioness
                                                              Boldcap Ventures LLC (formerly                Capital Partners, a
                                                              Angels4equity) since June                     private equity fund
                                                              2000, a private equity                        investing in women
                                                              investment fund. President and                and minority owned
                                                              Chief Operating Officer,                      companies, and
                                                              Chancellor LGT Asset                          Colspace, a software
                                                              Management (currently INVESCO)                based knowledge
                                                              from 1991 to 1998.                            management company.
                                                                                                            Former Board member
                                                                                                            of Liechtenstein
                                                                                                            Global Trust Asset
                                                                                                            Management,
                                                                                                            Chancellor LGT and
                                                                                                            Chancellor Capital
                                                                                                            Management.

  INTERESTED DIRECTOR AND OFFICERS

  *Alexandra Lebenthal,  Director and  Indefinite             Director and Chairman of the         3        None
  120 Broadway           Chairman      Since 2002             Fund since March, 2002.
  New York, NY 10271                                          President of the Fund from
  Age 39                                                      1995 to February 2002.
                                                              Director of Advest, Inc. since
                                                              2001 and Senior Vice President
                                                              of Advest, Inc. since 2001.
                                                              President of Lebenthal, a
                                                              division of Advest since 2002.
                                                              President of Lebenthal &
                                                              Co., Inc. from 1995 to June,
                                                              2002. Executive Vice President
                                                              of Lebenthal Asset
                                                              Management, Inc. from 1997 to
                                                              June, 2002.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                IN FUND            OTHER
  NAME,                  POSITION(S)                                                            COMPLEX        DIRECTORSHIPS
  ADDRESS                    WITH       TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S)        OVERSEEN          HELD BY
  AND AGE                 LEBENTHAL    LENGTH OF TIME SERVED       DURING PAST 5 YEARS        BY DIRECTORS       DIRECTORS
  -------                ------------  ---------------------  ------------------------------  ------------  --------------------
  Michael J. Vogelzang   President     Indefinite             President of the Fund since     Not           Not applicable
  One Federal Street                   Since 2002             February, 2002. President and   applicable
  Boston, MA 02110                                            Chief Investment Officer of
  Age 41                                                      Boston Advisors, Inc. since
                                                              April 1999 and Senior Vice
                                                              President and Chief Investment
                                                              Officer from August 1997 to
                                                              April 1999. Trustee, President
                                                              and Chief Executive Officer of
                                                              Boston Advisors Trust since
                                                              March 2000. Senior Vice
                                                              President and Portfolio
                                                              Manager of Freedom Capital
                                                              Management Corp. from
                                                              September 1991 to August 1,
                                                              1997.

  Donna C. McAdam        Treasurer     Indefinite             Treasurer of the Fund since     Not           Not applicable
  One Federal Street                   Since 2002             February, 2002. Vice President  applicable
  Boston, MA 02110                                            and Chief Operating Officer of
  Age 56                                                      Boston Advisors, Inc. from
                                                              April, 1987. Treasurer and
                                                              Chief Financial Officer of
                                                              Boston Advisors Trust since
                                                              March, 2000.

  Gregory Serbe          Secretary     Indefinite             Secretary of the Fund since     Not           Not applicable
  120 Broadway                         Since 2000             2000. Senior Portfolio Manager  applicable
  New York, NY 10271                                          of the Fund since April 1,
  Age 57                                                      2001 and Assistant Portfolio
                                                              Manager of the Fund from 1998
                                                              to 2001. President of
                                                              Lebenthal Asset Management
                                                              Division of Boston Advisors,
                                                              Inc. and Senior Vice President
                                                              of Boston Advisors, Inc. since
                                                              2002. Managing Director of
                                                              Lebenthal Asset
                                                              Management, Inc. from 1998 to
                                                              1999, Senior Managing Director
                                                              of Lebenthal Asset
                                                              Management, Inc. from 1999 to
                                                              2000, Executive Vice President
                                                              and Chief Operating Officer of
                                                              Lebenthal Asset
                                                              Management, Inc. from 2000 to
                                                              2001 and President of
                                                              Lebenthal Asset
                                                              Management, Inc. from 2001 to
                                                              June 2002. Personal account
                                                              executive with Lebenthal &
                                                              Co., Inc. from 1997 to 1998.

* Ms. Lebenthal may be deemed an "interested person" of the Fund as defined under the Investment Company Act of 1940 based on her affiliation with Advest, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LEBENTHAL FUNDS, INC.
PROXY INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

A Special Meeting of the shareholders of Lebenthal Funds, Inc. (the "Company") was held on March 25, 2002. The purpose of the Special Meeting was to seek approval of new Management Contracts, between the Company, on behalf of each of its portfolios, and Lebenthal Asset Management, Inc., which subsequently merged into Boston Advisors, Inc., and to elect four Directors of the Company. Victor Chang, Robert Godfrey, Penny Zuckerwise and Alexandra Lebenthal were each elected as Directors at the Meeting. Mr. Chang and Mr. Godfrey had been existing Directors of the Company at the time of the Meeting, and Ms. Zuckerwise and Ms. Lebenthal had been elected to serve as Directors of the Company by the Board of Directors prior to the Special Meeting, subject to shareholder approval at the Meeting. The results of the voting are set forth below:

 1.  Approval by the shareholders of the new Management Contracts of the
     Company:

                                NUMBER OF VOTES CAST                  NUMBER OF
                           -------------------------------  -----------------------------
                              FOR      AGAINST   WITHHELD   ABSTENTIONS  BROKER NON-VOTES
                           ----------  -------  ----------  -----------  ----------------
Lebenthal New York
  Municipal Bond Fund....  18,658,997  95,605         --       204,883              --
Lebenthal New Jersey
  Municipal Bond Fund....   1,682,273   5,659         --            46              --
Lebenthal Taxable
  Municipal Bond Fund....   1,897,188      --         --        12,373              --

 2.  Election of Directors:

                                NUMBER OF VOTES CAST                  NUMBER OF
                           -------------------------------  -----------------------------
                              FOR      AGAINST   WITHHELD   ABSTENTIONS  BROKER NON-VOTES
                           ----------  -------  ----------  -----------  ----------------
VICTOR CHANG:
Lebenthal New York
  Municipal Bond Fund....  18,685,931  48,282         --       225,271              --
Lebenthal New Jersey
  Municipal Bond Fund....   1,692,273   5,659         --            46              --
Lebenthal Taxable
  Municipal Bond Fund....   1,891,937   9,876         --         7,748              --
ROBERT GODFREY:
Lebenthal New York
  Municipal Bond Fund....  18,752,753  48,070         --       158,661              --
Lebenthal New Jersey
  Municipal Bond Fund....   1,692,273   5,659         --            46              --
Lebenthal Taxable
  Municipal Bond Fund....   1,901,813      --         --         7,748              --
PENNY ZUCKERWISE:
Lebenthal New York
  Municipal Bond Fund....  18,711,016  38,871         --       209,598              --
Lebenthal New Jersey
  Municipal Bond Fund....   1,692,273   5,659         --            46              --
Lebenthal Taxable
  Municipal Bond Fund....   1,901,813      --         --         7,748              --
ALEXANDRA LEBENTHAL:
Lebenthal New York
  Municipal Bond Fund....  18,731,262  39,113         --       189,110              --
Lebenthal New Jersey
  Municipal Bond Fund....   1,692,319   5,659         --            --              --
Lebenthal Taxable
  Municipal Bond Fund....   1,901,215     690         --         7,656              --

--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.

LEBENTHAL FUNDS, INC.
    120 Broadway
    New York, New York 10271
    (212) 425-6116

DISTRIBUTOR AND
  SHAREHOLDER SERVICING AGENT
    Advest, Inc.
    90 State House Square
    Hartford, CT 06108

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120 BROADWAY, NEW YORK, NY 10271
(212) 425-6116
OUTSIDE OF NYC 1-800-221-5822

A Division of  [MONY LOGO] Member of
Advest, Inc.               THE MONY
                           GROUP

LEBENTHAL
FUNDS, INC.

ANNUAL REPORT
NOVEMBER 30, 2002

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THE WORKHORSE OF INVESTMENTS.